UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2008

1.799882.104

VIPAM-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.4%
	Shares	Value
CONSUMER DISCRETIONARY - 1.4%
Diversified Consumer Services - 0.2%
Sotheby's Class A (ltd. vtg.)	132,800	$ 3,839,248
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	52,600	2,933,502
Household Durables - 0.2%
Gafisa SA ADR (d)	99,800	3,329,328
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)(d)	54,400	6,574,784
Media - 0.1%
Focus Media Holding Ltd. ADR (a)	58,800	2,066,820
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)(d)	298,200	5,209,554
Lululemon Athletica, Inc.	39,100	1,111,613
		6,321,167
TOTAL CONSUMER DISCRETIONARY		25,064,849
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	32,300	2,098,531
ENERGY - 13.8%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (a)	97,900	8,979,388
Cameron International Corp. (a)	117,300	4,884,372
FMC Technologies, Inc. (a)	92,600	5,268,014
Nabors Industries Ltd. (a)	154,400	5,214,088
National Oilwell Varco, Inc. (a)	82,600	4,822,188
Oceaneering International, Inc. (a)	90,700	5,714,100
Transocean, Inc. (a)	64,083	8,664,022
Weatherford International Ltd. (a)	96,300	6,978,861
		50,525,033
Oil, Gas & Consumable Fuels - 11.0%
Apache Corp.	112,900	13,640,578
Arch Coal, Inc.	258,700	11,253,450
Cabot Oil & Gas Corp.	205,000	10,422,200
Chesapeake Energy Corp.	285,600	13,180,440
China Shenhua Energy Co. Ltd. (H Shares)	716,100	2,861,529
EOG Resources, Inc.	102,600	12,312,000
Hess Corp.	135,000	11,904,300
Peabody Energy Corp.	222,600	11,352,600
Petroplus Holdings AG (a)	87,580	5,388,046
PT Bumi Resources Tbk	3,139,300	2,109,880
Quicksilver Resources, Inc. (a)	453,000	16,548,090
Range Resources Corp.	219,300	13,914,585
SandRidge Energy, Inc.	17,200	673,380
Southwestern Energy Co. (a)	303,600	10,228,284
Sunoco, Inc.	22,800	1,196,316
Tesoro Corp.	61,100	1,833,000
Ultra Petroleum Corp. (a)	327,700	25,396,750
Valero Energy Corp.	395,900	19,442,649

	Shares	Value
Williams Companies, Inc.	191,000	$ 6,299,180
XTO Energy, Inc.	102,600	6,346,836
		196,304,093
TOTAL ENERGY		246,829,126
FINANCIALS - 4.1%
Capital Markets - 0.7%
GLG Partners, Inc.	149,500	1,774,565
Goldman Sachs Group, Inc.	32,300	5,342,097
Morgan Stanley	41,900	1,914,830
Och-Ziff Capital Management Group LLC Class A	201,200	4,225,200
		13,256,692
Commercial Banks - 0.9%
Banco do Brasil SA	298,500	3,932,824
Industrial & Commercial Bank of China	1,259,000	876,777
Uniao de Bancos Brasileiros SA (Unibanco) GDR	95,600	11,150,784
		15,960,385
Diversified Financial Services - 1.3%
Apollo Global Management LLC (e)	315,200	4,255,200
Bovespa Holding SA	69,700	943,341
CME Group, Inc.	21,800	10,226,380
JPMorgan Chase & Co.	170,700	7,331,565
		22,756,486
Insurance - 0.3%
Principal Financial Group, Inc.	85,500	4,764,060
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	242,900	3,721,228
General Growth Properties, Inc.	59,600	2,274,932
SL Green Realty Corp.	101,900	8,301,793
Taubman Centers, Inc.	26,400	1,375,440
		15,673,393
Thrifts & Mortgage Finance - 0.0%
Freddie Mac	29,700	752,004
TOTAL FINANCIALS		73,163,020
HEALTH CARE - 3.0%
Biotechnology - 1.2%
Celgene Corp. (a)	230,600	14,133,474
Genentech, Inc. (a)	82,400	6,689,232
		20,822,706
Health Care Equipment & Supplies - 0.3%
Beckman Coulter, Inc.	76,900	4,963,895
Becton, Dickinson & Co.	14,000	1,201,900
		6,165,795
Health Care Providers & Services - 0.9%
Express Scripts, Inc. (a)	91,400	5,878,848
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	144,400	$ 6,323,276
Tenet Healthcare Corp. (a)	723,200	4,093,312
		16,295,436
Pharmaceuticals - 0.6%
Allergan, Inc.	60,400	3,405,956
Elan Corp. PLC sponsored ADR (a)	230,900	4,816,574
Merck & Co., Inc.	61,800	2,345,310
		10,567,840
TOTAL HEALTH CARE		53,851,777
INDUSTRIALS - 5.6%
Aerospace & Defense - 2.7%
General Dynamics Corp.	105,000	8,753,850
Honeywell International, Inc.	78,000	4,400,760
L-3 Communications Holdings, Inc.	105,000	11,480,700
Lockheed Martin Corp.	85,300	8,470,290
Precision Castparts Corp.	34,100	3,480,928
Raytheon Co.	160,400	10,363,444
		46,949,972
Commercial Services & Supplies - 0.3%
EnergySolutions, Inc.	11,400	261,516
Manpower, Inc.	90,600	5,097,156
		5,358,672
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares)	151,000	333,710
Electrical Equipment - 1.1%
ABB Ltd. sponsored ADR	257,600	6,934,592
Alstom SA	27,400	5,939,590
First Solar, Inc. (a)	28,400	6,564,376
		19,438,558
Industrial Conglomerates - 0.1%
McDermott International, Inc. (a)	31,600	1,732,312
Machinery - 1.0%
Caterpillar, Inc.	48,500	3,797,065
Cummins, Inc.	146,200	6,845,084
Eaton Corp.	97,100	7,735,957
		18,378,106
Marine - 0.4%
DryShips, Inc.	121,400	7,273,074
TOTAL INDUSTRIALS		99,464,404

	Shares	Value
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	163,600	$ 3,941,124
Harris Corp.	74,400	3,610,632
Infinera Corp.	84,600	1,015,200
Juniper Networks, Inc. (a)	236,600	5,915,000
Research In Motion Ltd. (a)	144,000	16,161,120
Starent Networks Corp.	75,100	1,013,850
		31,656,926
Computers & Peripherals - 0.2%
Apple, Inc. (a)	29,000	4,161,500
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	5,600	2,466,632
Semiconductors & Semiconductor Equipment - 0.2%
Cree, Inc. (a)	115,600	3,232,176
Entropic Communications, Inc.	149,900	583,111
		3,815,287
Software - 1.1%
Nintendo Co. Ltd.	36,000	18,834,422
TOTAL INFORMATION TECHNOLOGY		60,934,767
MATERIALS - 13.5%
Chemicals - 7.0%
CF Industries Holdings, Inc.	29,000	3,004,980
FMC Corp.	76,200	4,228,338
Monsanto Co.	242,100	26,994,150
Potash Corp. of Saskatchewan, Inc.	232,200	36,039,763
Terra Industries, Inc. (a)	91,400	3,247,442
The Mosaic Co. (a)	448,300	45,995,580
Uralkali JSC:
ADR (a)(e)	22,600	926,600
unit (a)	107,500	4,407,500
		124,844,353
Metals & Mining - 6.5%
ArcelorMittal SA (NY Reg.) Class A	104,500	8,548,100
BHP Billiton Ltd. sponsored ADR	104,200	6,861,570
Companhia Vale do Rio Doce sponsored ADR	231,100	8,005,304
Fording Canadian Coal Trust	143,500	7,511,874
Freeport-McMoRan Copper & Gold, Inc. Class B	256,400	24,670,808
Goldcorp, Inc.	448,800	17,438,761
Impala Platinum Holdings Ltd.	210,700	8,131,725
Kinross Gold Corp.	543,900	12,132,583
Nucor Corp.	141,900	9,612,306
RTI International Metals, Inc. (a)	33,600	1,519,056
Steel Dynamics, Inc.	324,400	10,718,176
		115,150,263
TOTAL MATERIALS		239,994,616
Common Stocks - continued
	Shares	Value
UTILITIES - 0.5%
Electric Utilities - 0.0%
Entergy Corp.	3,000	$ 327,240
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	6,400	564,928
NRG Energy, Inc. (a)	205,300	8,004,647
		8,569,575
TOTAL UTILITIES		8,896,815
TOTAL COMMON STOCKS (Cost $699,913,455)		810,297,905
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.24% to 3.19% 4/10/08 to 6/12/08 (f) (Cost $2,965,928)	$ 2,970,000	2,969,160
Equity Funds - 4.2%
	Shares
International Equity Funds - 4.2%
Fidelity International Equity Central Fund (Cost $88,376,766) (g)	890,000	75,899,201
Fixed-Income Funds - 42.5%

Fidelity Floating Rate Central Fund (g)	517,744	46,011,909
Fidelity High Income Central Fund 1 (g)	287,744	26,699,801
Fidelity VIP Investment Grade Central Fund (g)	6,707,558	685,981,918
TOTAL FIXED-INCOME FUNDS (Cost $770,469,155)		758,693,628
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 2.69% (b)	60,228,874	60,228,874
Fidelity Money Market Central Fund, 3.45% (b)	64,260,162	64,260,162
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	4,940,750	4,940,750
TOTAL MONEY MARKET FUNDS (Cost $129,429,786)		129,429,786
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,691,155,090)	1,777,289,680
NET OTHER ASSETS - 0.5%	8,139,532
NET ASSETS - 100%	$ 1,785,429,212
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
49 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 2,745,201	$ 137,539
24 FTSE 100 Index Contracts (United Kingdom)	June 2008	2,718,502	(6,262)
615 S&P 500 E-Mini Index Contracts	June 2008	40,713,000	956,878
23 TOPIX 150 Index Contracts (Japan)	June 2008	2,804,484	40,740
TOTAL EQUITY INDEX CONTRACTS		$ 48,981,187	$ 1,128,895
The face value of futures purchased as a percentage of net assets - 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,181,800 or 0.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,969,160.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 267,576
Fidelity Floating Rate Central Fund	886,801
Fidelity High Income Central Fund 1	563,040
Fidelity International Equity Central Fund	445,000
Fidelity Money Market Central Fund	685,920
Fidelity Securities Lending Cash Central Fund	26,098
Fidelity VIP Investment Grade Central Fund	8,812,613
Total	$ 11,687,048
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 49,563,633	$ -	$ -	$ 46,011,909	1.9%
Fidelity High Income Central Fund 1	27,775,965	-	-	26,699,801	10.3%
Fidelity International Equity Central Fund	86,481,300	-	-	75,899,201	9.9%
Fidelity VIP Investment Grade Central Fund	770,811,422	30,320,346	113,702,786	685,981,918	18.7%
Total	$ 934,632,320	$ 30,320,346	$ 113,702,786	$ 834,592,829
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,777,289,680	$ 1,774,320,520	$ 2,969,160	$ 0
Other Financial Instruments*	$ 1,128,895	$ 1,128,895	$ 0	$ 0
*Other financial instruments include futures.
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,672,073,619. Net unrealized appreciation aggregated $105,216,061, of which $175,070,910 related to appreciated investment securities and $69,854,849 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2008

1.799876.104

VIPAMG-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.4%
	Shares	Value
CONSUMER DISCRETIONARY - 1.8%
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.)	21,600	$ 624,456
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	8,700	485,199
Household Durables - 0.2%
Gafisa SA ADR (d)	16,000	533,760
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)	9,000	1,087,740
Media - 0.1%
Focus Media Holding Ltd. ADR (a)	9,200	323,380
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (a)(d)	48,400	845,548
Lululemon Athletica, Inc.	6,300	179,109
		1,024,657
TOTAL CONSUMER DISCRETIONARY		4,079,192
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	5,200	337,844
ENERGY - 17.5%
Energy Equipment & Services - 3.7%
Atwood Oceanics, Inc. (a)	15,800	1,449,176
Cameron International Corp. (a)	18,500	770,340
FMC Technologies, Inc. (a)	14,900	847,661
Nabors Industries Ltd. (a)	24,900	840,873
National Oilwell Varco, Inc. (a)	13,200	770,616
Oceaneering International, Inc. (a)	14,700	926,100
Transocean, Inc. (a)	10,424	1,409,325
Weatherford International Ltd. (a)	15,800	1,145,026
		8,159,117
Oil, Gas & Consumable Fuels - 13.8%
Apache Corp.	18,200	2,198,924
Arch Coal, Inc.	41,600	1,809,600
Cabot Oil & Gas Corp.	28,800	1,464,192
Chesapeake Energy Corp.	44,000	2,030,600
China Shenhua Energy Co. Ltd. (H Shares)	114,900	459,139
EOG Resources, Inc.	16,500	1,980,000
Hess Corp.	21,800	1,922,324
Peabody Energy Corp.	35,900	1,830,900
Petroplus Holdings AG (a)	14,342	882,340
PT Bumi Resources Tbk	504,400	339,000
Quicksilver Resources, Inc. (a)	74,000	2,703,220
Range Resources Corp.	34,600	2,195,370
SandRidge Energy, Inc.	2,200	86,130
Southwestern Energy Co. (a)	48,800	1,644,072
Sunoco, Inc.	4,000	209,880
Tesoro Corp.	10,000	300,000
Ultra Petroleum Corp. (a)	45,700	3,541,750
Valero Energy Corp.	63,900	3,138,129

	Shares	Value
Williams Companies, Inc.	30,400	$ 1,002,592
XTO Energy, Inc.	16,600	1,026,876
		30,765,038
TOTAL ENERGY		38,924,155
FINANCIALS - 5.3%
Capital Markets - 1.0%
GLG Partners, Inc.	24,000	284,880
Goldman Sachs Group, Inc.	5,300	876,567
Morgan Stanley	6,700	306,190
Och-Ziff Capital Management Group LLC Class A	32,400	680,400
		2,148,037
Commercial Banks - 1.1%
Banco do Brasil SA	48,000	632,414
Industrial & Commercial Bank of China	202,000	140,674
Uniao de Bancos Brasileiros SA (Unibanco) GDR	14,700	1,714,608
		2,487,696
Diversified Financial Services - 1.7%
Apollo Global Management LLC (e)	50,700	684,450
Bovespa Holding SA	10,600	143,464
CME Group, Inc.	3,600	1,688,760
JPMorgan Chase & Co.	27,400	1,176,830
		3,693,504
Insurance - 0.3%
Principal Financial Group, Inc.	13,700	763,364
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	40,600	621,992
General Growth Properties, Inc.	9,600	366,432
SL Green Realty Corp.	16,300	1,327,961
Taubman Centers, Inc.	4,200	218,820
		2,535,205
Thrifts & Mortgage Finance - 0.1%
Freddie Mac	4,800	121,536
TOTAL FINANCIALS		11,749,342
HEALTH CARE - 3.9%
Biotechnology - 1.5%
Celgene Corp. (a)	37,600	2,304,504
Genentech, Inc. (a)	13,200	1,071,576
		3,376,080
Health Care Equipment & Supplies - 0.4%
Beckman Coulter, Inc.	12,700	819,785
Becton, Dickinson & Co.	2,400	206,040
		1,025,825
Health Care Providers & Services - 1.2%
Express Scripts, Inc. (a)	14,700	945,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	23,400	$ 1,024,686
Tenet Healthcare Corp. (a)	116,300	658,258
		2,628,448
Pharmaceuticals - 0.8%
Allergan, Inc.	9,700	546,983
Elan Corp. PLC sponsored ADR (a)	37,300	778,078
Merck & Co., Inc.	9,900	375,705
		1,700,766
TOTAL HEALTH CARE		8,731,119
INDUSTRIALS - 7.2%
Aerospace & Defense - 3.4%
General Dynamics Corp.	16,800	1,400,616
Honeywell International, Inc.	12,500	705,250
L-3 Communications Holdings, Inc.	17,200	1,880,648
Lockheed Martin Corp.	13,800	1,370,340
Precision Castparts Corp.	5,400	551,232
Raytheon Co.	25,800	1,666,938
		7,575,024
Commercial Services & Supplies - 0.4%
EnergySolutions, Inc.	1,400	32,116
Manpower, Inc.	14,600	821,396
		853,512
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares)	24,000	53,040
Electrical Equipment - 1.4%
ABB Ltd. sponsored ADR	42,400	1,141,408
Alstom SA	4,400	953,803
First Solar, Inc. (a)	4,600	1,063,244
		3,158,455
Industrial Conglomerates - 0.1%
McDermott International, Inc. (a)	5,800	317,956
Machinery - 1.4%
Caterpillar, Inc.	8,100	634,149
Cummins, Inc.	23,800	1,114,316
Eaton Corp.	15,600	1,242,852
		2,991,317
Marine - 0.5%
DryShips, Inc.	19,500	1,168,245
TOTAL INDUSTRIALS		16,117,549

	Shares	Value
INFORMATION TECHNOLOGY - 4.4%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	26,700	$ 643,203
Harris Corp.	12,100	587,213
Infinera Corp.	12,600	151,200
Juniper Networks, Inc. (a)	38,100	952,500
Research In Motion Ltd. (a)	23,200	2,603,736
Starent Networks Corp.	12,100	163,350
		5,101,202
Computers & Peripherals - 0.3%
Apple, Inc. (a)	4,800	688,800
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	900	396,423
Semiconductors & Semiconductor Equipment - 0.3%
Cree, Inc. (a)	18,500	517,260
Entropic Communications, Inc.	24,100	93,749
		611,009
Software - 1.3%
Nintendo Co. Ltd.	5,800	3,034,435
TOTAL INFORMATION TECHNOLOGY		9,831,869
MATERIALS - 17.4%
Chemicals - 9.1%
CF Industries Holdings, Inc.	4,700	487,014
FMC Corp.	12,200	676,978
Monsanto Co.	39,600	4,415,400
Potash Corp. of Saskatchewan, Inc.	37,600	5,835,896
Terra Industries, Inc. (a)	14,700	522,291
The Mosaic Co. (a)	72,900	7,479,540
Uralkali JSC:
GDR (a)(e)	2,800	114,800
GDR (Reg. S) (a)	17,300	709,300
		20,241,219
Metals & Mining - 8.3%
ArcelorMittal SA (NY Reg.) Class A	17,100	1,398,780
BHP Billiton Ltd. sponsored ADR	16,800	1,106,280
Companhia Vale do Rio Doce sponsored ADR	37,400	1,295,536
Fording Canadian Coal Trust	23,000	1,203,994
Freeport-McMoRan Copper & Gold, Inc. Class B	41,400	3,983,508
Goldcorp, Inc.	72,200	2,805,433
Impala Platinum Holdings Ltd.	33,900	1,308,332
Kinross Gold Corp.	87,400	1,949,601
Nucor Corp.	22,700	1,537,698
RTI International Metals, Inc. (a)	5,400	244,134
Steel Dynamics, Inc.	52,000	1,718,080
		18,551,376
TOTAL MATERIALS		38,792,595
Common Stocks - continued
	Shares	Value
UTILITIES - 0.7%
Electric Utilities - 0.0%
Entergy Corp.	600	$ 65,448
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	1,300	114,751
NRG Energy, Inc. (a)	33,600	1,310,064
		1,424,815
TOTAL UTILITIES		1,490,263
TOTAL COMMON STOCKS (Cost $112,625,844)		130,053,928
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $213,299)	5,500	151,298
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.59% 6/5/08 (f) (Cost $897,391)	$ 900,000	897,928
Fixed-Income Funds - 27.4%
	Shares
High Yield Fixed-Income Funds - 4.1%
Fidelity Floating Rate Central Fund (g)	64,488	5,731,049
Fidelity High Income Central Fund 1 (g)	35,216	3,267,659
TOTAL HIGH YIELD FIXED-INCOME FUNDS		8,998,708
Investment Grade Fixed-Income Funds - 23.3%
Fidelity VIP Investment Grade Central Fund (g)	507,889	51,941,786
TOTAL FIXED-INCOME FUNDS (Cost $61,503,678)		60,940,494
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 2.69% (b)	11,175,638	11,175,638
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	1,174,250	1,174,250
TOTAL MONEY MARKET FUNDS (Cost $12,349,888)		12,349,888
Equity Funds - 8.0%
	Shares	Value
International Equity Funds - 8.0%
Fidelity International Equity Central Fund (g) (Cost $20,646,497)	208,200	$ 17,755,295
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $208,236,597)	222,148,831
NET OTHER ASSETS - 0.2%	540,619
NET ASSETS - 100%	$ 222,689,450
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
12 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	$ 638,611	$ 33,683
6 FTSE 100 Index Contracts (United Kingdom)	June 2008	681,190	(1,565)
116 S&P 500 E-Mini Index Contracts	June 2008	7,679,200	129,758
5 TOPIX 150 Index Contracts (Japan)	June 2008	600,813	8,857
TOTAL EQUITY INDEX CONTRACTS		$ 9,599,814	$ 170,733
The face value of futures purchased as a percentage of net assets - 4.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $799,250 or 0.4% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $897,928.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 107,287
Fidelity Floating Rate Central Fund	110,456
Fidelity High Income Central Fund 1	68,908
Fidelity International Equity Central Fund	104,100
Fidelity Securities Lending Cash Central Fund	7,770
Fidelity VIP Investment Grade Central Fund	630,559
Total	$ 1,029,080
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,173,436	$ -	$ -	$ 5,731,049	0.2%
Fidelity High Income Central Fund 1	3,399,366	-	-	3,267,659	1.3%
Fidelity International Equity Central Fund	20,230,794	-	-	17,755,295	2.3%
Fidelity VIP Investment Grade Central Fund	51,321,331	741,257	-	51,941,786	1.4%
Total	$ 81,124,927	$ 741,257	$ -	$ 78,695,789
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 222,148,831	$ 221,250,903	$ 897,928	$ -
Other Financial Instruments*	$ 170,733	$ 170,733	$ -	$ -
*Other financial instruments include futures.
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $207,806,230. Net unrealized appreciation aggregated $14,342,601, of which $26,398,440 related to appreciated investment securities and $12,055,839 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

March 31, 2008

1.830285.102

VIPF2005-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.7%
	Shares	Value
Domestic Equity Funds - 36.6%
VIP Contrafund Portfolio Initial Class	19,786	$ 474,854
VIP Equity-Income Portfolio Initial Class	23,842	514,261
VIP Growth & Income Portfolio Initial Class	39,301	540,386
VIP Growth Portfolio Initial Class	14,177	553,206
VIP Mid Cap Portfolio Initial Class	7,150	197,407
VIP Value Portfolio Initial Class	38,504	443,948
VIP Value Strategies Portfolio Initial Class	20,082	181,544
TOTAL DOMESTIC EQUITY FUNDS		2,905,606
International Equity Funds - 9.1%
VIP Overseas Portfolio Initial Class	35,482	720,643
TOTAL EQUITY FUNDS (Cost $3,801,388)		3,626,249
Fixed-Income Funds - 41.0%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Initial Class	68,725	$ 401,356
Investment Grade Fixed-Income Funds - 35.9%
VIP Investment Grade Bond Portfolio Initial Class	230,297	2,846,473
TOTAL FIXED-INCOME FUNDS (Cost $3,285,205)		3,247,829
Short-Term Funds - 13.3%

VIP Money Market Portfolio Initial Class (Cost $1,050,958)	1,050,958	1,050,958
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,137,551)		$ 7,925,036
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,925,036	$ 7,925,036	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,137,663. Net unrealized depreciation aggregated $212,627, of which $165,169 related to appreciated investment securities and $377,796 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

March 31, 2008

1.830288.102

VIPF2010-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.2%
	Shares	Value
Domestic Equity Funds - 38.3%
VIP Contrafund Portfolio Initial Class	304,280	$ 7,302,713
VIP Equity-Income Portfolio Initial Class	373,318	8,052,475
VIP Growth & Income Portfolio Initial Class	608,331	8,364,545
VIP Growth Portfolio Initial Class	217,892	8,502,163
VIP Mid Cap Portfolio Initial Class	110,519	3,051,429
VIP Value Portfolio Initial Class	602,488	6,946,689
VIP Value Strategies Portfolio Initial Class	316,947	2,865,197
TOTAL DOMESTIC EQUITY FUNDS		45,085,211
International Equity Funds - 9.9%
VIP Overseas Portfolio Initial Class	573,081	11,639,272
TOTAL EQUITY FUNDS (Cost $62,682,657)		56,724,483
Fixed-Income Funds - 41.5%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Initial Class	1,023,396	$ 5,976,632
Investment Grade Fixed-Income Funds - 36.4%
VIP Investment Grade Bond Portfolio Initial Class	3,461,555	42,784,822
TOTAL FIXED-INCOME FUNDS (Cost $49,566,267)		48,761,454
Short-Term Funds - 10.3%

VIP Money Market Portfolio Initial Class (Cost $12,111,388)	12,111,388	12,111,388
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $124,360,312)		$ 117,597,325
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 117,597,325	$ 117,597,325	$ 0	$ 0
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $124,362,889. Net unrealized depreciation aggregated $6,765,564, of which $1,173,179 related to appreciated investment securities and $7,938,743 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

March 31, 2008

1.830292.102

VIPF2015-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.0%
	Shares	Value
Domestic Equity Funds - 42.9%
VIP Contrafund Portfolio Initial Class	175,198	$ 4,204,758
VIP Equity-Income Portfolio Initial Class	215,066	4,638,964
VIP Growth & Income Portfolio Initial Class	350,708	4,822,240
VIP Growth Portfolio Initial Class	125,541	4,898,615
VIP Mid Cap Portfolio Initial Class	63,564	1,754,990
VIP Value Portfolio Initial Class	347,031	4,001,267
VIP Value Strategies Portfolio Initial Class	182,492	1,649,726
TOTAL DOMESTIC EQUITY FUNDS		25,970,560
International Equity Funds - 11.1%
VIP Overseas Portfolio Initial Class	331,022	6,723,050
TOTAL EQUITY FUNDS (Cost $36,107,920)		32,693,610
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 6.0%
VIP High Income Portfolio Initial Class	622,259	3,633,995
Investment Grade Fixed-Income Funds - 33.5%
VIP Investment Grade Bond Portfolio Initial Class	1,639,899	20,269,148
TOTAL FIXED-INCOME FUNDS (Cost $24,413,546)		23,903,143
Short-Term Funds - 6.5%

VIP Money Market Portfolio Initial Class (Cost $3,966,393)	3,966,393	3,966,393
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $64,487,859)		$ 60,563,146
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 60,563,146	$ 60,563,146	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $64,488,251. Net unrealized depreciation aggregated $3,925,105, of which $769,578 related to appreciated investment securities and $4,694,683 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

March 31, 2008

1.830298.102

VIPF2020-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.2%
	Shares	Value
Domestic Equity Funds - 52.6%
VIP Contrafund Portfolio Initial Class	629,802	$ 15,115,249
VIP Equity-Income Portfolio Initial Class	773,146	16,676,760
VIP Growth & Income Portfolio Initial Class	1,260,813	17,336,185
VIP Growth Portfolio Initial Class	451,067	17,600,650
VIP Mid Cap Portfolio Initial Class	228,553	6,310,350
VIP Value Portfolio Initial Class	1,246,419	14,371,207
VIP Value Strategies Portfolio Initial Class	656,972	5,939,025
TOTAL DOMESTIC EQUITY FUNDS		93,349,426
International Equity Funds - 13.6%
VIP Overseas Portfolio Initial Class	1,189,045	24,149,495
TOTAL EQUITY FUNDS (Cost $131,575,029)		117,498,921
Fixed-Income Funds - 33.3%
	Shares	Value
High Yield Fixed-Income Funds - 7.7%
VIP High Income Portfolio Initial Class	2,329,063	$ 13,601,726
Investment Grade Fixed-Income Funds - 25.6%
VIP Investment Grade Bond Portfolio Initial Class	3,680,029	45,485,158
TOTAL FIXED-INCOME FUNDS (Cost $60,711,858)		59,086,884
Short-Term Funds - 0.5%

VIP Money Market Portfolio Initial Class (Cost $972,539)	972,539	972,539
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $193,259,426)		$ 177,558,344
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 177,558,344	$ 177,558,344	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $193,259,855. Net unrealized depreciation aggregated $15,701,511, of which $2,099,095 related to appreciated investment securities and $17,800,606 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

March 31, 2008

1.830299.102

VIPF2025-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.5%
	Shares	Value
Domestic Equity Funds - 55.3%
VIP Contrafund Portfolio Initial Class	74,467	$ 1,787,207
VIP Equity-Income Portfolio Initial Class	91,885	1,981,964
VIP Growth & Income Portfolio Initial Class	149,327	2,053,245
VIP Growth Portfolio Initial Class	53,190	2,075,474
VIP Mid Cap Portfolio Initial Class	27,034	746,395
VIP Value Portfolio Initial Class	148,199	1,708,734
VIP Value Strategies Portfolio Initial Class	77,989	705,019
TOTAL DOMESTIC EQUITY FUNDS		11,058,038
International Equity Funds - 14.2%
VIP Overseas Portfolio Initial Class	140,478	2,853,112
TOTAL EQUITY FUNDS (Cost $15,546,065)		13,911,150
Fixed-Income Funds - 30.5%
	Shares	Value
High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Initial Class	265,546	$ 1,550,787
Investment Grade Fixed-Income Funds - 22.7%
VIP Investment Grade Bond Portfolio Initial Class	367,722	4,545,049
TOTAL FIXED-INCOME FUNDS (Cost $6,278,693)		6,095,836
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $21,824,758)		$ 20,006,986
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,006,986	$ 20,006,986	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $21,824,991. Net unrealized depreciation aggregated $1,818,005, of which $299,974 related to appreciated investment securities and $2,117,979 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

March 31, 2008

1.830294.102

VIPF2030-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.6%
	Shares	Value
Domestic Equity Funds - 64.0%
VIP Contrafund Portfolio Initial Class	259,892	$ 6,237,417
VIP Equity-Income Portfolio Initial Class	317,588	6,850,377
VIP Growth & Income Portfolio Initial Class	519,431	7,142,174
VIP Growth Portfolio Initial Class	186,181	7,264,787
VIP Mid Cap Portfolio Initial Class	94,278	2,603,019
VIP Value Portfolio Initial Class	512,756	5,912,076
VIP Value Strategies Portfolio Initial Class	269,468	2,435,988
TOTAL DOMESTIC EQUITY FUNDS		38,445,838
International Equity Funds - 16.6%
VIP Overseas Portfolio Initial Class	491,772	9,987,885
TOTAL EQUITY FUNDS (Cost $53,918,121)		48,433,723
Fixed-Income Funds - 19.4%

High Yield Fixed-Income Funds - 7.9%
VIP High Income Portfolio Initial Class	805,593	4,704,665
Investment Grade Fixed-Income Funds - 11.5%
VIP Investment Grade Bond Portfolio Initial Class	560,146	6,923,405
TOTAL FIXED-INCOME FUNDS (Cost $12,136,391)		11,628,070
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $66,054,512)		$ 60,061,793
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 60,061,793	$ 60,061,793	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $66,054,745. Net unrealized depreciation aggregated $5,992,952, of which $1,024,888 related to appreciated investment securities and $7,017,840 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

March 31, 2008

1.830282.102

VIPFINC-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 18.7%
	Shares	Value
Domestic Equity Funds - 18.7%
VIP Contrafund Portfolio Initial Class	21,784	$ 522,823
VIP Equity-Income Portfolio Initial Class	26,625	574,306
VIP Growth & Income Portfolio Initial Class	43,452	597,464
VIP Growth Portfolio Initial Class	15,604	608,869
VIP Mid Cap Portfolio Initial Class	7,879	217,535
VIP Value Portfolio Initial Class	43,065	496,542
VIP Value Strategies Portfolio Initial Class	22,679	205,016
TOTAL EQUITY FUNDS (Cost $3,476,438)		3,222,555
Fixed-Income Funds - 40.5%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	145,986	$ 852,559
Investment Grade Fixed-Income Funds - 35.5%
VIP Investment Grade Bond Portfolio Initial Class	493,806	6,103,438
TOTAL FIXED-INCOME FUNDS (Cost $7,080,595)		6,955,997
Short-Term Funds - 40.8%

VIP Money Market Portfolio Initial Class (Cost $7,006,213)	7,006,213	7,006,213
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,563,246)		$ 17,184,765
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,184,765	$ 17,184,765	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $17,563,827. Net unrealized depreciation aggregated $379,062, of which $95,228 related to appreciated investment securities and $474,290 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

March 31, 2008

1.830289.102

VIPFLI-I-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 42.7%
	Shares	Value
Domestic Equity Funds - 33.8%
VIP Contrafund Portfolio Investor Class	26,566	$ 635,451
VIP Equity-Income Portfolio Investor Class	32,065	690,046
VIP Growth & Income Portfolio Investor Class	52,868	724,287
VIP Growth Portfolio Investor Class	19,109	743,514
VIP Mid Cap Portfolio Investor Class	9,614	264,677
VIP Value Portfolio Investor Class	51,674	595,282
VIP Value Strategies Portfolio Investor Class	27,278	245,501
TOTAL DOMESTIC EQUITY FUNDS		3,898,758
International Equity Funds - 8.9%
VIP Overseas Portfolio Investor Class R	50,928	1,031,295
TOTAL EQUITY FUNDS (Cost $5,424,654)		4,930,053
Fixed-Income Funds - 44.8%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	100,272	$ 584,588
Investment Grade Fixed-Income Funds - 39.7%
VIP Investment Grade Bond Portfolio Investor Class	371,275	4,581,531
TOTAL FIXED-INCOME FUNDS (Cost $5,237,978)		5,166,119
Short-Term Funds - 12.5%

VIP Money Market Portfolio Investor Class (Cost $1,442,808)	1,442,808	1,442,808
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,105,440)		$ 11,538,980
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 11,538,980	$ 11,538,980	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $12,105,472. Net unrealized depreciation aggregated $566,492, of which $127,082 related to appreciated investment securities and $693,574 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

March 31, 2008

1.830295.102

VIPFLI-II-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 45.7%
VIP Contrafund Portfolio Investor Class	64,731	$ 1,548,362
VIP Equity-Income Portfolio Investor Class	78,317	1,685,376
VIP Growth & Income Portfolio Investor Class	128,962	1,766,780
VIP Growth Portfolio Investor Class	46,484	1,808,678
VIP Mid Cap Portfolio Investor Class	23,464	645,972
VIP Value Portfolio Investor Class	126,117	1,452,867
VIP Value Strategies Portfolio Investor Class	66,374	597,364
TOTAL DOMESTIC EQUITY FUNDS		9,505,399
International Equity Funds - 11.9%
VIP Overseas Portfolio Investor Class R	122,992	2,490,585
TOTAL EQUITY FUNDS (Cost $13,394,520)		11,995,984
Fixed-Income Funds - 38.9%
	Shares	Value
High Yield Fixed-Income Funds - 6.9%
VIP High Income Portfolio Investor Class	246,657	$ 1,438,011
Investment Grade Fixed-Income Funds - 32.0%
VIP Investment Grade Bond Portfolio Investor Class	538,689	6,647,423
TOTAL FIXED-INCOME FUNDS (Cost $8,227,996)		8,085,434
Short-Term Funds - 3.5%

VIP Money Market Portfolio Investor Class (Cost $728,271)	728,271	728,271
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $22,350,787)		$ 20,809,689
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,809,689	$ 20,809,689	$ 0	$ 0
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $22,350,952. Net unrealized depreciation aggregated $1,541,263, of which $265,801 related to appreciated investment securities and $1,807,064 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

March 31, 2008

1.830300.102

VIPFLI-III-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 73.4%
	Shares	Value
Domestic Equity Funds - 58.1%
VIP Contrafund Portfolio Investor Class	39,547	$ 945,969
VIP Equity-Income Portfolio Investor Class	47,782	1,028,267
VIP Growth & Income Portfolio Investor Class	78,714	1,078,384
VIP Growth Portfolio Investor Class	28,409	1,105,379
VIP Mid Cap Portfolio Investor Class	14,295	393,547
VIP Value Portfolio Investor Class	77,022	887,294
VIP Value Strategies Portfolio Investor Class	40,500	364,500
TOTAL DOMESTIC EQUITY FUNDS		5,803,340
International Equity Funds - 15.3%
VIP Overseas Portfolio Investor Class R	75,292	1,524,668
TOTAL EQUITY FUNDS (Cost $8,012,565)		7,328,008
Fixed-Income Funds - 26.6%
	Shares	Value
High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Investor Class	133,855	$ 780,377
Investment Grade Fixed-Income Funds - 18.8%
VIP Investment Grade Bond Portfolio Investor Class	152,418	1,880,837
TOTAL FIXED-INCOME FUNDS (Cost $2,734,456)		2,661,214
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $2,051)	2,051	2,051
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,749,072)		$ 9,991,273
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,991,273	$ 9,991,273	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $10,749,177. Net unrealized depreciation aggregated $757,904, of which $194,380 related to appreciated investment securities and $952,284 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

March 31, 2008

1.847118.101

VF20-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.4%
	Shares	Value
Domestic Equity Funds - 17.0%
Fidelity Contrafund	32,437	$ 2,084,388
Fidelity Equity-Income II Fund	149,043	3,068,788
Fidelity Fund	100,586	3,555,722
Fidelity Growth Company Fund	989	72,485
Fidelity Large Cap Stock Fund	50,827	853,389
Fidelity Leveraged Company Stock Fund	35,789	1,055,074
Fidelity Mid-Cap Stock Fund	2,834	71,949
Fidelity Real Estate Investment Portfolio	12,862	349,332
Fidelity Small Cap Growth Fund	14,800	197,721
Fidelity Small Cap Stock Fund	4,576	71,576
Fidelity Small Cap Value Fund	1,307	15,669
Fidelity Stock Selector Fund	97,773	2,580,217
VIP Growth & Income Portfolio Investor Class	340,926	4,670,683
VIP Growth Portfolio Investor Class	117,776	4,582,669
TOTAL DOMESTIC EQUITY FUNDS		23,229,662
International Equity Funds - 2.4%
Fidelity International Discovery Fund	18,561	707,933
Fidelity International Real Estate Fund	87,984	1,077,798
Fidelity Overseas Fund	32,978	1,411,146
TOTAL INTERNATIONAL EQUITY FUNDS		3,196,877
TOTAL EQUITY FUNDS (Cost $29,563,609)		26,426,539
Fixed-Income Funds - 51.5%
	Shares	Value
Fixed-Income Funds - 51.5%
Fidelity Capital & Income Fund	673,100	$ 5,499,229
Fidelity Floating Rate High Income Fund	300,115	2,749,058
Fidelity New Markets Income Fund	282,568	4,080,281
Fidelity Strategic Real Return Fund	132,901	1,358,248
Fidelity U.S. Bond Index Fund	5,159,990	56,553,491
TOTAL FIXED-INCOME FUNDS (Cost $70,102,377)		70,240,307
Money Market Funds - 29.1%

Fidelity Institutional Money Market Portfolio Class I	10,452,376	10,452,376
Fidelity Institutional Prime Money Market Portfolio Class I	29,194,030	29,194,030
TOTAL MONEY MARKET FUNDS (Cost $39,646,406)		39,646,406
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $139,312,392)		$ 136,313,252
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 136,313,252	$ 136,313,252	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $139,314,065. Net unrealized depreciation aggregated $3,000,813, of which $984,146 related to appreciated investment securities and $3,984,959 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

March 31, 2008

1.847119.101

VF50-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 43.7%
Fidelity Contrafund	184,999	$ 11,888,010
Fidelity Equity-Income II Fund	1,291,613	26,594,315
Fidelity Fund	406,527	14,370,736
Fidelity Growth & Income Portfolio	532,761	13,026,006
Fidelity Growth Company Fund	2,680	196,475
Fidelity Large Cap Stock Fund	748,732	12,571,217
Fidelity Large Cap Value Fund	750,450	9,628,274
Fidelity Leveraged Company Stock Fund	226,782	6,685,546
Fidelity Mid Cap Value Fund	420,809	6,068,067
Fidelity Mid-Cap Stock Fund	7,680	194,989
Fidelity Nasdaq Composite Index Fund	67,522	2,041,181
Fidelity New Millennium Fund	139,286	3,572,684
Fidelity Real Estate Investment Portfolio	106,112	2,882,010
Fidelity Small Cap Growth Fund	5,869	78,404
Fidelity Small Cap Stock Fund	12,397	193,896
Fidelity Small Cap Value Fund	9,688	116,162
Fidelity Stock Selector Fund	493,589	13,025,814
Fidelity Value Discovery Fund	170,097	2,711,341
Spartan Total Market Index Fund Investor Class	174,356	6,452,925
Spartan U.S. Equity Index Fund Investor Class	48,574	2,282,505
VIP Growth & Income Portfolio Investor Class	1,249,178	17,113,744
VIP Growth Portfolio Investor Class	351,515	13,677,463
TOTAL DOMESTIC EQUITY FUNDS		165,371,764

	Shares	Value
International Equity Funds - 5.9%
Fidelity International Discovery Fund	204,627	$ 7,804,465
Fidelity International Real Estate Fund	404,543	4,955,649
Fidelity Overseas Fund	227,511	9,735,178
TOTAL INTERNATIONAL EQUITY FUNDS		22,495,292
TOTAL EQUITY FUNDS (Cost $213,106,678)		187,867,056
Fixed-Income Funds - 40.7%

Fixed-Income Funds - 40.7%
Fidelity Capital & Income Fund	1,854,854	15,154,160
Fidelity Floating Rate High Income Fund	413,203	3,784,939
Fidelity New Markets Income Fund	518,918	7,493,180
Fidelity Strategic Real Return Fund	366,664	3,747,310
Fidelity U.S. Bond Index Fund	11,301,040	123,859,401
TOTAL FIXED-INCOME FUNDS (Cost $153,701,098)		154,038,990
Money Market Funds - 9.7%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $36,669,960)	36,669,960	36,669,960
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $403,477,736)		$ 378,576,006
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 378,576,006	$ 378,576,006	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $403,483,408. Net unrealized depreciation aggregated $24,907,402, of which $3,082,088 related to appreciated investment securities and $27,989,490 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 60% Portfolio

March 31, 2008

1.856870.100

VIPFM-60-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.1%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Contrafund	168,731	$ 10,842,652
Fidelity Equity-Income II Fund	1,118,276	23,025,312
Fidelity Fund	213,746	7,555,918
Fidelity Growth & Income Portfolio	366,867	8,969,894
Fidelity Large Cap Stock Fund	139,439	2,341,185
Fidelity Large Cap Value Fund	614,693	7,886,513
Fidelity Leveraged Company Stock Fund	205,865	6,068,892
Fidelity Mid Cap Value Fund	378,243	5,454,264
Fidelity New Millennium Fund	172,342	4,420,559
Fidelity Real Estate Investment Portfolio	95,338	2,589,383
Fidelity Small Cap Value Fund	123,191	1,477,060
Fidelity Stock Selector Fund	425,649	11,232,882
Fidelity Value Discovery Fund	230,901	3,680,558
Spartan Total Market Index Fund Investor Class	105,462	3,903,146
Spartan U.S. Equity Index Fund Investor Class	54,615	2,566,355
VIP Growth & Income Portfolio Investor Class	668,652	9,160,536
VIP Growth Portfolio Investor Class	286,302	11,140,027
TOTAL DOMESTIC EQUITY FUNDS		122,315,136

	Shares	Value
International Equity Funds - 12.3%
Fidelity Emerging Markets Fund	45,255	$ 1,327,781
Fidelity International Discovery Fund	189,573	7,230,312
Fidelity International Real Estate Fund	436,027	5,341,331
Fidelity Overseas Fund	412,921	17,668,904
TOTAL INTERNATIONAL EQUITY FUNDS		31,568,328
TOTAL EQUITY FUNDS (Cost $164,705,732)		153,883,464
Fixed-Income Funds - 35.1%

Fixed-Income Funds - 35.1%
Fidelity Capital & Income Fund	1,250,089	10,213,229
Fidelity Floating Rate High Income Fund	278,432	2,550,440
Fidelity New Markets Income Fund	349,882	5,052,297
Fidelity Strategic Real Return Fund	247,920	2,533,737
Fidelity U.S. Bond Index Fund	6,342,879	69,517,955
TOTAL FIXED-INCOME FUNDS (Cost $90,047,706)		89,867,658
Money Market Funds - 4.8%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $12,365,224)	12,365,224	12,365,224
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $267,118,662)		$ 256,116,346
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 256,116,346	$ 256,116,346	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $267,118,683. Net unrealized depreciation aggregated $11,002,337, of which $1,766,164 related to appreciated investment securities and $12,768,501 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

March 31, 2008

1.847120.101

VF70-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.5%
	Shares	Value
Domestic Equity Funds - 59.2%
Fidelity Contrafund	211,372	$ 13,582,788
Fidelity Equity-Income II Fund	2,107,863	43,400,902
Fidelity Fund	450,895	15,939,152
Fidelity Growth & Income Portfolio	865,622	21,164,448
Fidelity Growth Company Fund	3,054	223,890
Fidelity Large Cap Stock Fund	1,511,067	25,370,815
Fidelity Large Cap Value Fund	1,339,461	17,185,289
Fidelity Leveraged Company Stock Fund	213,579	6,296,310
Fidelity Mid Cap Value Fund	885,764	12,772,722
Fidelity Mid-Cap Stock Fund	8,751	222,192
Fidelity Nasdaq Composite Index Fund	235,661	7,124,045
Fidelity New Millennium Fund	224,810	5,766,369
Fidelity Real Estate Investment Portfolio	161,580	4,388,521
Fidelity Small Cap Growth Fund	3,357	44,855
Fidelity Small Cap Stock Fund	14,128	220,957
Fidelity Small Cap Value Fund	32,957	395,158
Fidelity Stock Selector Fund	547,380	14,445,361
Fidelity Value Discovery Fund	243,511	3,881,559
Fidelity Value Strategies Fund	222,883	5,674,604
Spartan Total Market Index Fund Investor Class	173,299	6,413,805
Spartan U.S. Equity Index Fund Investor Class	268,078	12,596,987
VIP Growth & Income Portfolio Investor Class	1,458,814	19,985,753
VIP Growth Portfolio Investor Class	530,972	20,660,112
TOTAL DOMESTIC EQUITY FUNDS		257,756,594

	Shares	Value
International Equity Funds - 11.3%
Fidelity Emerging Markets Fund	152,184	$ 4,465,081
Fidelity International Discovery Fund	408,987	15,598,765
Fidelity International Real Estate Fund	739,335	9,056,854
Fidelity Overseas Fund	467,734	20,014,334
TOTAL INTERNATIONAL EQUITY FUNDS		49,135,034
TOTAL EQUITY FUNDS (Cost $345,519,906)		306,891,628
Fixed-Income Funds - 25.5%

Fixed-Income Funds - 25.5%
Fidelity Capital & Income Fund	2,119,177	17,313,680
Fidelity Floating Rate High Income Fund	472,143	4,324,828
Fidelity New Markets Income Fund	592,924	8,561,818
Fidelity Strategic Real Return Fund	418,826	4,280,400
Fidelity U.S. Bond Index Fund	6,958,716	76,267,524
TOTAL FIXED-INCOME FUNDS (Cost $111,518,654)		110,748,250
Money Market Funds - 4.0%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $17,523,594)	17,523,594	17,523,594
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $474,562,154)		$ 435,163,472
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 435,163,472	$ 435,163,472	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $474,568,929. Net unrealized depreciation aggregated $39,405,457, of which $4,227,722 related to appreciated investment securities and $43,633,179 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

March 31, 2008

1.847121.101

VF85-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.8%
	Shares	Value
Domestic Equity Funds - 70.5%
Fidelity 100 Index Fund	406,145	$ 3,874,626
Fidelity Contrafund	63,107	4,055,254
Fidelity Equity-Income II Fund	813,598	16,751,992
Fidelity Fund	211,720	7,484,314
Fidelity Growth & Income Portfolio	394,679	9,649,891
Fidelity Growth Company Fund	1,175	86,106
Fidelity Large Cap Stock Fund	731,409	12,280,354
Fidelity Large Cap Value Fund	662,363	8,498,119
Fidelity Leveraged Company Stock Fund	65,313	1,925,434
Fidelity Mid Cap Value Fund	319,415	4,605,969
Fidelity Mid-Cap Stock Fund	3,366	85,454
Fidelity Nasdaq Composite Index Fund	135,720	4,102,821
Fidelity New Millennium Fund	109,412	2,806,429
Fidelity Real Estate Investment Portfolio	62,287	1,691,707
Fidelity Small Cap Stock Fund	5,434	84,991
Fidelity Small Cap Value Fund	77,521	929,477
Fidelity Stock Selector Fund	196,459	5,184,552
Fidelity Value Discovery Fund	95,989	1,530,062
Fidelity Value Strategies Fund	151,206	3,849,716
Spartan Total Market Index Fund Investor Class	141,188	5,225,372
Spartan U.S. Equity Index Fund Investor Class	171,085	8,039,292

	Shares	Value
VIP Growth & Income Portfolio Investor Class	552,737	$ 7,572,493
VIP Growth Portfolio Investor Class	216,078	8,407,586
TOTAL DOMESTIC EQUITY FUNDS		118,722,011
International Equity Funds - 16.3%
Fidelity Emerging Markets Fund	58,682	1,721,741
Fidelity International Discovery Fund	338,018	12,892,003
Fidelity International Real Estate Fund	285,104	3,492,528
Fidelity Overseas Fund	220,483	9,434,447
TOTAL INTERNATIONAL EQUITY FUNDS		27,540,719
TOTAL EQUITY FUNDS (Cost $163,120,205)		146,262,730
Fixed-Income Funds - 13.2%

Fixed-Income Funds - 13.2%
Fidelity Capital & Income Fund	408,723	3,339,267
Fidelity New Markets Income Fund	228,735	3,302,938
Fidelity Strategic Real Return Fund	161,526	1,650,797
Fidelity U.S. Bond Index Fund	1,274,733	13,971,078
TOTAL FIXED-INCOME FUNDS (Cost $22,393,267)		22,264,080
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $185,513,472)		$ 168,526,810
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 168,526,810	$ 168,526,810	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $185,516,166. Net unrealized depreciation aggregated $16,989,356, of which $1,788,907 related to appreciated investment securities and $18,778,263 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2008

1.799863.104

VIPIGB-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 98.8%
	Shares	Value
Investment Grade Fixed-Income Funds - 97.5%
Fidelity VIP Investment Grade Central Fund (c)	25,988,410	$ 2,657,834,718
High Yield Fixed-Income Funds - 1.3%
Fidelity Specialized High Income Central Fund (c)	374,069	35,435,603
TOTAL FIXED-INCOME FUNDS (Cost $2,718,168,651)		2,693,270,321
Nonconvertible Bonds - 0.1%
	Principal Amount
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17	$ 2,425,000	2,346,241
TOTAL NONCONVERTIBLE BONDS (Cost $2,389,444)		2,346,241
Asset-Backed Securities - 0.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 3.9356% 1/22/13 (a)(b)	1,800,000	1,510,003
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	1,045,000	909,568
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	495,828
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	281,945
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	1,018,400	930,716
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	1,803
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	853,755
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 5.0988% 10/25/36 (a)(b)	1,025,000	41,051
TOTAL ASSET-BACKED SECURITIES (Cost $7,050,832)		5,024,669
Collateralized Mortgage Obligations - 0.1%
	Principal Amount	Value
Private Sponsor - 0.0%
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 4.8988% 7/25/36 (a)(b)	$ 3,535,000	$ 267,545
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 5.0988% 12/25/36 (a)(b)	810,000	24,948
TOTAL PRIVATE SPONSOR		292,493
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2003-128 Class NE, 4% 12/25/16	3,576,143	3,579,584
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,261,180)		3,872,077
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.75%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $13,795,000)	$ 13,796,054	13,795,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,748,665,107)	2,718,308,308
NET OTHER ASSETS - 0.3%	7,982,313
NET ASSETS - 100%	$ 2,726,290,621
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	$ 1,900,000	(68,573)
Swap Agreements
	Expiration Date	Notional Amount	Value
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,865,000	$ (62,948)
		$ 3,765,000	$ (131,521)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,317,162 or 0.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,795,000 due 4/01/08 at 2.75%
BNP Paribas Securities Corp.	$ 1,301,801
Banc of America Securities LLC	1,703,383
Barclays Capital, Inc.	9,986,677
Deutsche Bank Securities, Inc.	803,139
$ 13,795,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 634,874
Fidelity VIP Investment Grade Central Fund	31,484,957
Total	$ 32,119,831
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,871,563	$ 634,874	$ -	$ 35,435,603	9.9%
Fidelity VIP Investment Grade Central Fund	2,517,706,878	146,855,120	-	2,657,834,718	72.5%
Total	$ 2,553,578,441	$ 147,489,994	$ -	$ 2,693,270,321
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,718,308,308	$ 2,693,270,321	$ 24,702,640	$ 335,347
Other Financial Instruments*	$ (131,521)	$ -	$ (131,521)	$ -
*Other financial instruments include swaps.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 505,793
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(176,902)
Cost of Purchases	84
Proceeds of Sales	-
Amortization/Accretion	6,372
Transfer in/out of Level 3	-
Ending Balance	$ 335,347

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,689,417,381. Net unrealized appreciation aggregated $28,890,927, of which $39,760,922 related to appreciated investment securities and $10,869,995 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2005 Portfolio

March 31, 2008

1.830286.102

VIPIFF2005-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.3%
	Shares	Value
Domestic Equity Funds - 37.1%
VIP Contrafund Portfolio Investor Class	20,208	$ 483,374
VIP Equity-Income Portfolio Investor Class	24,487	526,968
VIP Growth & Income Portfolio Investor Class	40,271	551,718
VIP Growth Portfolio Investor Class	14,499	564,167
VIP Mid Cap Portfolio Investor Class	7,307	201,165
VIP Value Portfolio Investor Class	39,454	454,505
VIP Value Strategies Portfolio Investor Class	20,805	187,246
TOTAL DOMESTIC EQUITY FUNDS		2,969,143
International Equity Funds - 9.2%
VIP Overseas Portfolio Investor Class R	36,160	732,231
TOTAL EQUITY FUNDS (Cost $4,158,347)		3,701,374
Fixed-Income Funds - 40.9%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	69,316	$ 404,114
Investment Grade Fixed-Income Funds - 35.9%
VIP Investment Grade Bond Portfolio Investor Class	232,560	2,869,794
TOTAL FIXED-INCOME FUNDS (Cost $3,304,178)		3,273,908
Short-Term Funds - 12.8%

VIP Money Market Portfolio Investor Class (Cost $1,022,435)	1,022,435	1,022,435
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,484,960)		$ 7,997,717
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,997,717	$ 7,997,717	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,484,972. Net unrealized depreciation aggregated $487,255, of which $87,615 related to appreciated investment securities and $574,870 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2010 Portfolio

March 31, 2008

1.830287.102

VIPIFF2010-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.1%
	Shares	Value
Domestic Equity Funds - 38.2%
VIP Contrafund Portfolio Investor Class	145,608	$ 3,482,943
VIP Equity-Income Portfolio Investor Class	177,538	3,820,619
VIP Growth & Income Portfolio Investor Class	290,757	3,983,366
VIP Growth Portfolio Investor Class	104,176	4,053,471
VIP Mid Cap Portfolio Investor Class	52,630	1,448,903
VIP Value Portfolio Investor Class	286,392	3,299,240
VIP Value Strategies Portfolio Investor Class	151,058	1,359,524
TOTAL DOMESTIC EQUITY FUNDS		21,448,066
International Equity Funds - 9.9%
VIP Overseas Portfolio Investor Class R	274,811	5,564,920
TOTAL EQUITY FUNDS (Cost $30,476,935)		27,012,986
Fixed-Income Funds - 41.6%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	490,384	$ 2,858,938
Investment Grade Fixed-Income Funds - 36.5%
VIP Investment Grade Bond Portfolio Investor Class	1,663,553	20,528,241
TOTAL FIXED-INCOME FUNDS (Cost $23,709,965)		23,387,179
Short-Term Funds - 10.3%

VIP Money Market Portfolio Investor Class (Cost $5,810,365)	5,810,365	5,810,365
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $59,997,265)		$ 56,210,530
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 56,210,530	$ 56,210,530	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $59,997,442. Net unrealized depreciation aggregated $3,786,912, of which $504,670 related to appreciated investment securities and $4,291,582 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

March 31, 2008

1.830290.102

VIPIFF2015-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 42.7%
VIP Contrafund Portfolio Investor Class	170,911	$ 4,088,183
VIP Equity-Income Portfolio Investor Class	208,142	4,479,224
VIP Growth & Income Portfolio Investor Class	341,177	4,674,129
VIP Growth Portfolio Investor Class	122,666	4,772,920
VIP Mid Cap Portfolio Investor Class	62,028	1,707,623
VIP Value Portfolio Investor Class	335,437	3,864,230
VIP Value Strategies Portfolio Investor Class	177,166	1,594,497
TOTAL DOMESTIC EQUITY FUNDS		25,180,806
International Equity Funds - 11.1%
VIP Overseas Portfolio Investor Class R	324,167	6,564,390
TOTAL EQUITY FUNDS (Cost $35,246,025)		31,745,196
Fixed-Income Funds - 39.6%
	Shares	Value
High Yield Fixed-Income Funds - 6.0%
VIP High Income Portfolio Investor Class	606,172	$ 3,533,985
Investment Grade Fixed-Income Funds - 33.6%
VIP Investment Grade Bond Portfolio Investor Class	1,605,129	19,807,286
TOTAL FIXED-INCOME FUNDS (Cost $23,658,075)		23,341,271
Short-Term Funds - 6.6%

VIP Money Market Portfolio Investor Class (Cost $3,893,551)	3,893,551	3,893,551
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $62,797,651)		$ 58,980,018
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 58,980,018	$ 58,980,018	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $62,797,704. Net unrealized depreciation aggregated $3,817,686, of which $679,276 related to appreciated investment securities and $4,496,962 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2020 Portfolio

March 31, 2008

1.830296.102

VIPIFF2020-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.1%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Investor Class	268,501	$ 6,422,553
VIP Equity-Income Portfolio Investor Class	327,035	7,037,800
VIP Growth & Income Portfolio Investor Class	535,949	7,342,496
VIP Growth Portfolio Investor Class	192,424	7,487,227
VIP Mid Cap Portfolio Investor Class	97,145	2,674,406
VIP Value Portfolio Investor Class	527,094	6,072,127
VIP Value Strategies Portfolio Investor Class	277,718	2,499,458
TOTAL DOMESTIC EQUITY FUNDS		39,536,067
International Equity Funds - 13.6%
VIP Overseas Portfolio Investor Class R	507,445	10,275,768
TOTAL EQUITY FUNDS (Cost $55,556,685)		49,811,835
Fixed-Income Funds - 33.4%
	Shares	Value
High Yield Fixed-Income Funds - 7.7%
VIP High Income Portfolio Investor Class	989,509	$ 5,768,840
Investment Grade Fixed-Income Funds - 25.7%
VIP Investment Grade Bond Portfolio Investor Class	1,571,462	19,391,844
TOTAL FIXED-INCOME FUNDS (Cost $25,738,696)		25,160,684
Short-Term Funds - 0.5%

VIP Money Market Portfolio Investor Class (Cost $410,134)	410,134	410,134
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $81,705,515)		$ 75,382,653
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 75,382,653	$ 75,382,653	$ 0	$ 0
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $81,706,296. Net unrealized depreciation aggregated $6,323,643, of which $911,377 related to appreciated investment securities and $7,235,020 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2025 Portfolio

March 31, 2008

1.830297.102

VIPIFF2025-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.3%
	Shares	Value
Domestic Equity Funds - 55.0%
VIP Contrafund Portfolio Investor Class	98,290	$ 2,351,089
VIP Equity-Income Portfolio Investor Class	119,648	2,574,816
VIP Growth & Income Portfolio Investor Class	196,160	2,687,391
VIP Growth Portfolio Investor Class	70,374	2,738,243
VIP Mid Cap Portfolio Investor Class	35,607	980,256
VIP Value Portfolio Investor Class	192,881	2,221,990
VIP Value Strategies Portfolio Investor Class	101,780	916,019
TOTAL DOMESTIC EQUITY FUNDS		14,469,804
International Equity Funds - 14.3%
VIP Overseas Portfolio Investor Class R	185,944	3,765,371
TOTAL EQUITY FUNDS (Cost $20,630,055)		18,235,175
Fixed-Income Funds - 30.7%

High Yield Fixed-Income Funds - 7.7%
VIP High Income Portfolio Investor Class	349,566	2,037,967
Investment Grade Fixed-Income Funds - 23.0%
VIP Investment Grade Bond Portfolio Investor Class	490,056	6,047,288
TOTAL FIXED-INCOME FUNDS (Cost $8,308,191)		8,085,255
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $28,938,246)		$ 26,320,430
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 26,320,430	$ 26,320,430	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $28,938,347. Net unrealized depreciation aggregated $2,617,917, of which $290,977 related to appreciated investment securities and $2,908,894 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2030 Portfolio

March 31, 2008

1.830291.102

VIPIFF2030-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.8%
	Shares	Value
Domestic Equity Funds - 64.2%
VIP Contrafund Portfolio Investor Class	143,643	$ 3,435,949
VIP Equity-Income Portfolio Investor Class	176,056	3,788,715
VIP Growth & Income Portfolio Investor Class	287,291	3,935,885
VIP Growth Portfolio Investor Class	102,853	4,002,018
VIP Mid Cap Portfolio Investor Class	52,026	1,432,279
VIP Value Portfolio Investor Class	283,814	3,269,533
VIP Value Strategies Portfolio Investor Class	149,813	1,348,319
TOTAL DOMESTIC EQUITY FUNDS		21,212,698
International Equity Funds - 16.6%
VIP Overseas Portfolio Investor Class R	271,324	5,494,317
TOTAL EQUITY FUNDS (Cost $30,131,142)		26,707,015
Fixed-Income Funds - 19.2%
	Shares	Value
High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Investor Class	442,947	$ 2,582,383
Investment Grade Fixed-Income Funds - 11.4%
VIP Investment Grade Bond Portfolio Investor Class	305,107	3,765,024
TOTAL FIXED-INCOME FUNDS (Cost $6,589,120)		6,347,407
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $36,720,262)		$ 33,054,422
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 33,054,422	$ 33,054,422	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $36,720,735. Net unrealized depreciation aggregated $3,666,313, of which $372,631 related to appreciated investment securities and $4,038,944 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom Income Portfolio

March 31, 2008

1.830283.102

VIPIFFINC-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 18.6%
	Shares	Value
Domestic Equity Funds - 18.6%
VIP Contrafund Portfolio Investor Class	26,659	$ 637,674
VIP Equity-Income Portfolio Investor Class	32,655	702,737
VIP Growth & Income Portfolio Investor Class	53,324	730,538
VIP Growth Portfolio Investor Class	19,074	742,171
VIP Mid Cap Portfolio Investor Class	9,679	266,475
VIP Value Portfolio Investor Class	52,692	607,010
VIP Value Strategies Portfolio Investor Class	27,825	250,423
TOTAL EQUITY FUNDS (Cost $4,429,434)		3,937,028
Fixed-Income Funds - 40.6%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	180,035	$ 1,049,605
Investment Grade Fixed-Income Funds - 35.6%
VIP Investment Grade Bond Portfolio Investor Class	609,527	7,521,563
TOTAL FIXED-INCOME FUNDS (Cost $8,675,217)		8,571,168
Short-Term Funds - 40.8%

VIP Money Market Portfolio Investor Class (Cost $8,625,518)	8,625,516	8,625,515
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $21,730,169)		$ 21,133,711

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,133,711	$ 21,133,711	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $21,730,174. Net unrealized depreciation aggregated $596,463, of which $104,826 related to appreciated investment securities and $701,289 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

March 31, 2008

1.814641.103

VIPMM-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.4%
Due Date	Yield (a)	Principal Amount	Value
Bell Trace Obligated Group
4/30/08	2.66% (c)	$ 14,055,000	$ 14,055,000
Certificates of Deposit - 27.5%

London Branch, Eurodollar, Foreign Banks - 12.6%
Banco Bilbao Vizcaya Argentaria SA
6/19/08	2.52	4,000,000	4,000,000
Banco Santander SA
4/7/08 to 7/15/08	3.50 to 5.16	44,000,000	44,007,408
Bank of Scotland PLC
6/19/08	2.58	30,000,000	30,000,000
Credit Agricole SA
4/4/08 to 5/29/08	3.10 to 4.90	99,000,000	99,000,000
Credit Industriel et Commercial
4/14/08 to 6/30/08	2.65 to 5.20	86,000,000	86,000,000
ING Bank NV
5/19/08 to 6/17/08	2.80 to 3.08	108,000,000	108,000,000
Intesa Sanpaolo SpA
7/9/08	3.50	1,000,000	1,002,634
National Australia Bank Ltd.
6/16/08	2.57	4,000,000	4,003,214
Royal Bank of Scotland PLC
7/9/08	3.50	3,000,000	3,006,444
Societe Generale
4/17/08 to 7/7/08	3.95 to 4.60	19,000,000	19,000,000
UniCredit SpA
6/16/08 to 8/19/08	2.86 to 3.00	54,000,000	54,000,000
			452,019,700
New York Branch, Yankee Dollar, Foreign Banks - 14.9%
Abbey National Treasury Services plc
5/19/08	3.27 (c)	4,000,000	4,000,000
Banco Bilbao Vizcaya Argentaria SA
6/18/08	2.50	3,000,000	3,001,292
Bank of Scotland PLC
4/3/08 to 9/8/08	2.58 to 4.92 (c)	105,000,000	105,000,000
Barclays Bank PLC
6/4/08 to 9/10/08	2.60 to 3.00	70,000,000	70,000,000
BNP Paribas SA
4/25/08 to 10/2/08	2.65 to 3.15	53,000,000	53,000,000
Canadian Imperial Bank of Commerce
7/1/08	2.90	14,000,000	14,000,000
Credit Suisse First Boston
4/28/08	3.33 (c)	25,000,000	25,000,000
Credit Suisse Group
6/5/08	5.40	27,000,000	27,000,000

Due Date	Yield (a)	Principal Amount	Value
Deutsche Bank AG
4/4/08 to 4/18/08	4.75 to 5.31% (c)	$ 41,000,000	$ 41,000,000
Intesa Sanpaolo SpA
6/19/08 to 6/20/08	2.54 to 2.55	24,000,000	24,000,000
Natexis Banques Populaires NY
4/25/08	3.27	27,000,000	27,000,000
Royal Bank of Scotland PLC
5/12/08	4.96	12,000,000	12,000,000
Societe Generale
4/24/08 to 6/9/08	2.90 to 3.30	77,000,000	77,000,000
Svenska Handelsbanken AB
6/3/08	4.89	20,000,000	20,000,171
UBS AG
6/9/08	4.92	10,000,000	10,000,000
UniCredit SpA
4/7/08 to 10/1/08	2.75 to 4.67	19,000,000	19,000,307
			531,001,770
TOTAL CERTIFICATES OF DEPOSIT			983,021,470
Commercial Paper - 20.1%

American Water Capital Corp.
4/3/08 to 4/23/08	3.42 to 3.53	3,750,000	3,744,696
Citigroup Funding, Inc.
4/24/08 to 6/9/08	3.07 to 4.46	47,000,000	46,790,809
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/08 to 5/9/08	3.25 to 4.04	43,000,000	42,897,039
Devon Energy Corp.
4/11/08 to 4/24/08	3.32 to 3.33	9,000,000	8,988,244
Dominion Resources, Inc.
4/1/08	3.46	1,000,000	1,000,000
Dow Chemical Co.
4/24/08 to 5/2/08	3.40 to 3.50	7,831,000	7,811,634
Duke Energy Corp.
4/14/08 to 4/18/08	3.11 to 4.24	4,000,000	3,994,304
Edison Asset Securitization LLC
9/4/08	2.79	6,000,000	5,928,500
Emerald Notes (BA Credit Card Trust)
4/3/08 to 6/12/08	3.12 to 4.59	36,900,000	36,805,706
Falcon Asset Securitization Corp.
4/24/08	3.53	1,000,000	997,764
General Electric Capital Corp.
9/2/08	2.73	14,000,000	13,838,899
Govco, Inc.
4/22/08 to 5/30/08	2.66 to 3.48	14,000,000	13,944,646
Home Depot, Inc.
5/12/08	3.15	2,000,000	1,992,848
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Intesa Funding LLC
4/22/08	3.42%	$ 4,000,000	$ 3,992,090
ITT Corp.
4/17/08 to 5/23/08	3.11 to 3.40	8,000,000	7,975,486
JPMorgan Chase & Co.
8/4/08	2.92	12,000,000	11,880,208
Kellogg Co.
4/9/08 to 5/16/08	3.29 to 3.49	5,750,000	5,731,990
Kitty Hawk Funding Corp.
4/17/08 to 5/22/08	2.58 to 2.83	25,000,000	24,928,182
Lloyds TSB Bank PLC
6/3/08	2.60	15,000,000	14,932,144
Michigan Gen. Oblig.
9/2/08	3.75	7,500,000	7,500,000
Mont Blanc Capital Corp.
4/23/08	3.38	2,000,000	1,995,906
Morgan Stanley
6/13/08	5.29	7,000,000	6,927,750
National Grid USA
4/3/08 to 5/30/08	3.52 to 5.03	9,000,000	8,978,029
Nationwide Building Society
4/28/08 to 5/19/08	2.95 to 4.15	24,600,000	24,515,925
Nissan Motor Acceptance Corp.
4/7/08	3.36	1,000,000	999,442
Norddeutsche Landesbank Girozentrale
4/15/08	4.00	1,000,000	998,460
Norfolk Southern Corp.
5/19/08	3.02	2,000,000	1,992,000
Palisades Notes (Citibank Omni Master Trust)
5/15/08 to 5/19/08	3.12 to 3.22	40,000,000	39,840,539
Rockies Express Pipeline LLC
4/1/08 to 5/6/08	3.11 to 3.55	8,000,000	7,983,693
Santander Finance, Inc.
6/9/08 to 9/24/08	2.49 to 4.92	45,000,000	44,517,467
Sheffield Receivables Corp.
4/2/08 to 5/8/08	2.61 to 3.31	113,000,000	112,834,013
Societe Generale North America, Inc.
4/15/08 to 5/5/08	3.31 to 3.95	47,000,000	46,898,193
Textron Financial Corp.
4/4/08 to 5/6/08	3.11 to 3.37	13,000,000	12,978,056
Thames Asset Global Securities No. 1, Inc.
4/3/08 to 6/25/08	2.66 to 4.66	96,000,000	95,813,833
Transocean, Inc.
4/4/08 to 4/24/08	3.00 to 4.26	6,500,000	6,491,589
Tyco Electronics Group SA
4/22/08 to 5/23/08	3.02 to 3.52	4,000,000	3,987,250
UniCredito Italiano Bank (Ireland) PLC
4/18/08 to 6/17/08	2.85 to 4.63	12,000,000	11,954,682

Due Date	Yield (a)	Principal Amount	Value
Variable Funding Capital Co. LLC
4/24/08 to 5/9/08	2.61 to 3.18%	$ 13,000,000	$ 12,966,499
Virginia Electric & Power Co.
4/1/08	3.47	1,000,000	1,000,000
Xcel Energy, Inc.
5/1/08	3.43	1,000,000	997,167
XTO Energy, Inc.
4/7/08 to 4/29/08	3.39 to 3.51	7,500,000	7,493,067
TOTAL COMMERCIAL PAPER			717,838,749
Federal Agencies - 1.1%

Freddie Mac - 1.1%
4/18/08 to 4/21/08	2.54 to 2.75 (c)	38,000,000	37,997,944
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bills - 1.0%
6/26/08 to 10/2/08	1.20 to 1.51	36,295,000	36,113,598
Master Notes - 2.8%

Asset Funding Co. III LLC
4/7/08 to 4/14/08	3.15 to 4.58 (c)(e)	45,000,000	45,000,000
Bear Stearns International Ltd.
4/1/08	3.37 (c)	13,000,000	13,000,000
Goldman Sachs Group, Inc.
6/16/08 to 7/15/08	3.19 to 3.23 (e)	33,000,000	33,000,000
Lehman Brothers Holdings, Inc.
4/1/08 to 4/11/08	3.11 to 3.15 (c)(e)	9,000,000	9,000,000
TOTAL MASTER NOTES			100,000,000
Medium-Term Notes - 30.5%

Abbey National Treasury Services plc
4/2/08	4.68 (c)	2,000,000	1,998,223
AIG Matched Funding Corp.
4/1/08 to 5/20/08	3.17 to 4.90 (b)(c)	23,000,000	23,000,000
5/15/08	3.06 (c)	12,000,000	12,000,000
Allstate Life Global Funding Trusts
6/20/08	3.33 (c)	1,000,000	1,000,000
American Honda Finance Corp.
5/5/08 to 6/18/08	2.89 to 3.23 (b)(c)	13,000,000	13,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
AT&T, Inc.
12/5/08	3.14% (b)(c)	$ 33,000,000	$ 33,000,000
Australia & New Zealand Banking Group Ltd.
4/23/08 to 6/2/08	2.62 to 3.35 (b)(c)	29,000,000	29,000,000
Bancaja US Debt SAU
4/23/08	4.10 (b)(c)	8,000,000	8,000,000
Banco Santander Totta SA
4/16/08	2.83 (b)(c)	15,000,000	15,000,000
Banesto SA
4/18/08	3.94 (b)(c)	12,000,000	12,000,000
Bank of America NA
4/25/08 to 7/3/08	3.10 to 3.33 (c)	59,000,000	58,999,407
Bank of New York Co., Inc.
4/28/08	2.71 (b)(c)	15,000,000	15,000,000
Banque Federative du Credit Mutuel
4/14/08	2.90 (b)(c)	12,000,000	12,000,000
Bayerische Landesbank Girozentrale
4/15/08 to 5/19/08	3.11 to 4.30 (c)	25,000,000	25,000,000
Beta Finance, Inc./Beta Finance Corp.
4/9/08 to 4/15/08	4.20 to 4.48 (b)(c)	6,000,000	5,999,331
BMW U.S. Capital LLC
4/15/08	2.84 (c)	2,000,000	2,000,000
BNP Paribas SA
4/2/08 to 5/13/08	3.06 to 4.03 (c)	24,000,000	23,997,559
BNP Paribas US Medium-Term Note Program LLC
6/16/08	2.79 (c)	6,000,000	5,998,048
BP Capital Markets plc
6/11/08	3.04 (c)	13,000,000	13,000,000
Caja de Ahorros y Pensiones de Barcelona
4/23/08	3.85 (b)(c)	19,000,000	19,000,000
Caja Madrid SA
4/21/08	4.04 (c)	7,000,000	7,000,000
Calyon
4/30/08	2.66 (c)	18,000,000	17,993,716
CC USA, Inc.
4/9/08	4.48 (b)(c)	4,000,000	3,999,574
Citigroup Funding, Inc.
5/13/08 to 5/14/08	3.07 (c)	36,000,000	36,000,000
Commonwealth Bank of Australia
4/3/08 to 4/24/08	2.62 to 4.71 (b)(c)	48,430,000	48,430,973
Compagnie Financiere du Credit Mutuel
6/9/08	3.20 (b)(c)	7,000,000	7,000,000
Credit Agricole SA
4/23/08 to 6/23/08	2.57 to 3.84 (b)(c)	56,000,000	56,000,000

Due Date	Yield (a)	Principal Amount	Value
Cullinan Finance Corp.
4/15/08	5.36% (b)	$ 11,000,000	$ 11,000,000
Cullinan Finance Ltd./Corp.
5/27/08	5.35 (b)	13,000,000	13,000,000
DnB NOR Bank ASA
4/25/08	2.60 (b)(c)	27,000,000	26,999,978
Dorada Finance, Inc.
4/9/08	4.48 (b)(c)	3,000,000	2,999,680
General Electric Capital Corp.
4/9/08 to 6/12/08	2.62 to 3.08 (c)	16,000,000	15,999,842
HBOS Treasury Services PLC
4/9/08 to 6/24/08	2.67 to 3.06 (b)(c)	30,600,000	30,599,775
HSBC Finance Corp.
4/7/08 to 4/24/08	2.60 to 3.10 (c)	26,000,000	26,000,000
HSBC USA, Inc.
4/15/08	2.83 (c)	5,000,000	5,000,000
HSH Nordbank AG
4/21/08 to 4/23/08	2.61 to 2.66 (b)(c)	20,000,000	19,999,997
ING USA Annuity & Life Insurance Co.
4/24/08	5.14 (c)(e)	3,000,000	3,000,000
Intesa Bank Ireland PLC
4/25/08	2.61 (b)(c)	20,000,000	20,000,000
Links Finance LLC
4/14/08 to 4/21/08	3.86 to 4.35 (b)(c)	10,000,000	9,999,707
Merrill Lynch & Co., Inc.
4/4/08 to 4/15/08	2.96 to 3.19 (c)	13,000,000	13,000,869
Metropolitan Life Global Funding I
4/7/08 to 4/28/08	2.79 to 3.13 (b)(c)	8,884,000	8,884,000
Monumental Global Funding 2007
5/29/08	3.24 (b)(c)	6,000,000	6,000,000
Morgan Stanley
4/1/08 to 4/28/08	2.29 to 3.19 (c)	23,000,000	23,000,081
National Australia Bank Ltd.
6/6/08	3.22 (b)(c)	16,000,000	16,000,000
National Rural Utils. Coop. Finance Corp.
4/4/08	3.12 (c)	1,000,000	1,000,000
New York Life Insurance Co.
5/30/08 to 6/30/08	2.86 to 3.15 (c)(e)	39,000,000	39,000,000
Pacific Life Global Funding
4/4/08	3.18 (b)(c)	3,000,000	3,000,596
PNC Bank NA, Pittsburgh
5/6/08	3.35 (c)	7,000,000	7,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
RACERS
4/22/08	2.75% (b)(c)	$ 15,000,000	$ 15,000,000
Royal Bank of Canada
4/30/08	2.65 (c)	5,000,000	4,998,284
Royal Bank of Scotland PLC
4/11/08 to 4/21/08	2.61 to 4.45 (b)(c)	12,000,000	11,999,935
Security Life of Denver Insurance Co.
4/28/08	2.93 (c)(e)	2,000,000	2,000,000
Sigma Finance, Inc.
6/30/08	2.64 (b)(c)	23,000,000	22,999,434
8/1/08	5.4 (b)	12,000,000	12,000,000
Skandinaviska Enskilda Banken AB
6/9/08 to 6/23/08	2.59 to 2.98 (b)(c)	26,000,000	25,998,875
Societe Generale
4/2/08	3.12 (b)(c)	9,000,000	9,000,130
Southern Co.
6/20/08	2.56 (c)	2,000,000	2,000,000
Svenska Handelsbanken AB
4/7/08	4.21 (b)(c)	24,000,000	24,000,000
UniCredito Italiano Bank (Ireland) PLC
4/9/08 to 4/15/08	2.84 to 4.43 (b)(c)	50,500,000	50,493,032
Verizon Communications, Inc.
6/16/08	2.88 (c)	14,000,000	14,000,000
Wachovia Bank NA
4/25/08 to 4/28/08	2.64 to 3.40 (c)	21,000,000	20,999,691
WestLB AG
4/10/08 to 6/30/08	2.75 to 3.13 (b)(c)	13,000,000	13,000,000
Westpac Banking Corp.
5/6/08 to 6/4/08	3.28 to 4.69 (b)(c)	47,000,000	46,992,672
6/11/08	3.00 (c)	8,000,000	8,003,640
TOTAL MEDIUM-TERM NOTES			1,090,387,049
Short-Term Notes - 1.2%

Jackson National Life Insurance Co.
4/2/08	4.81 (c)(e)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
4/2/08 to 5/1/08	3.53 to 4.85 (c)(e)	15,000,000	15,000,000
Monumental Life Insurance Co.
4/1/08	3.26 to 3.29 (c)(e)	10,000,000	10,000,000
Transamerica Occidental Life Insurance Co.
5/1/08	3.41 (c)(e)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			42,000,000
Asset-Backed Securities - 0.4%
Due Date	Yield (a)	Principal Amount	Value

Master Funding Trust I
4/25/08 to 6/25/08	2.58 to 2.80% (b)(c)	$ 14,000,000	$ 14,000,000
Municipal Securities - 0.4%

Texas Gen. Oblig. Series E, 2.65%, VRDN
4/7/08	2.65 (c)	13,560,000	13,560,000
Repurchase Agreements - 16.8%
	Maturity Amount
In a joint trading account at 2.88% dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) #	$ 997,080	997,000
With:
Banc of America Securities LLC At 3.25%, dated 3/31/08 due 4/1/08 (Collateralized by Equity Securities valued at $16,801,532)	16,001,444	16,000,000
Barclays Capital, Inc. At 3.2%, dated 3/31/08 due 4/1/08 (Collateralized by Equity Securities valued at $94,508,408)	90,008,000	90,000,000
Deutsche Bank Securities, Inc. At 3.2%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $19,382,216, 5.75% - 12.5%, 12/1/09 - 10/1/17)	19,001,689	19,000,000
Dresdner Kleinwort Securities LLC At 3.25%, dated 3/28/08 due 4/4/08 (Collateralized by Corporate Obligations valued at $15,300,974, 3.5% - 5.35%, 12/8/09 - 12/31/49) (c)(d)	15,009,479	15,000,000
Goldman Sachs & Co. At:
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by Commercial Paper Obligations valued at $21,505,573, 4/29/08)	21,323,085	21,000,000
3.2%, dated 2/4/08 due 5/5/08 (Collateralized by Corporate Obligations valued at $14,352,240, 2.89% - 5.54%, 10/25/36 - 3/23/51)	14,113,068	14,000,000
3.43%, dated 1/24/08 due 4/23/08 (Collateralized by Corporate Obligations valued at $14,795,376, 4%, 11/15/29)	14,120,050	14,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. At:
4.17%, dated 1/15/08 due 4/15/08 (Collateralized by Commercial Paper Obligations valued at $13,378,269, 4/28/08)	$ 13,137,031	$ 13,000,000
4.88%, dated 1/3/08 due 4/2/08 (Collateralized by Corporate Obligations valued at $27,629,477, 3.75%, 2/15/30)	26,317,200	26,000,000
Lehman Brothers, Inc. At:
3.22%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $116,550,551, 1.33% - 11%, 10/1/09 - 12/31/38)	111,009,928	111,000,000
3.3%, dated 1/29/08 due 4/29/08 (Collateralized by Corporate Obligations valued at $14,361,316, 7.06%, 12/20/37)	14,116,783	14,000,000
4.6%, dated 1/7/08 due 4/8/08 (Collateralized by Corporate Obligations valued at $7,218,878, 7.06%, 12/20/37)	7,082,289	7,000,000
UBS Warburg LLC At:
2.8%, dated 3/25/08 due 4/30/08 (Collateralized by Corporate Obligations valued at $51,024,326, 2.91% - 5.7%, 5/25/35 - 3/20/36)	50,140,000	50,000,000
3.2%, dated 3/31/08 due 4/1/08:
(Collateralized by Corporate Obligations valued at $35,702,169, 5.35% - 7.7%, 7/30/10 - 3/15/12)	35,003,111	35,000,000
(Collateralized by Municipal Bond Obligations valued at $82,621,945, 5.28%, 12/1/38 - 12/1/43)	81,007,200	81,000,000
Wachovia Securities, Inc. At:
3.06%, dated 3/10/08 due 6/10/08 (Collateralized by Mortgage Loan Obligations valued at $22,091,234, 3.45% - 5.98%, 8/25/35 - 10/15/48)	21,164,220	21,000,000
3.18%, dated:
8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $21,072,302, 3.37% - 5.72%, 6/15/19 - 4/15/47) (c)(d)	20,643,067	20,000,000
2/19/08 due 5/19/08 (Collateralized by Mortgage Loan Obligations valued at $22,131,495, 2.91% - 5.72%, 4/7/08 - 2/15/38)	21,166,950	21,000,000

	Maturity Amount	Value
3.2%, dated 2/27/08 due 5/27/08 (Collateralized by Corporate Obligations valued at $11,254,917, 0% - 5.74%, 7/30/09 - 12/28/38)	$ 11,087,983	$ 11,000,000
TOTAL REPURCHASE AGREEMENTS		599,997,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $3,648,970,810)	3,648,970,810
NET OTHER ASSETS - (2.2)%	(80,088,238)
NET ASSETS - 100%	$ 3,568,882,572
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $714,397,689 or 20.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $173,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 3.15%, 4/7/08	11/7/06	$ 13,000,000
3.16%, 4/7/08	8/29/06	$ 13,000,000
4.58%, 4/14/08	10/10/07	$ 19,000,000
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 20,000,000
3.23%, 6/16/08	2/14/08	$ 13,000,000
ING USA Annuity & Life Insurance Co. 5.14%, 4/24/08	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 4.81%, 4/2/08	3/31/03	$ 7,000,000
Lehman Brothers Holdings, Inc.: 3.11%, 4/11/08	1/10/07	$ 6,000,000
3.15%, 4/1/08	12/11/06	$ 3,000,000
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co.: 3.53%, 5/1/08	2/24/03	$ 5,000,000
4.85%, 4/2/08	3/26/02	$ 10,000,000
Monumental Life Insurance Co.: 3.26%, 4/1/08	9/17/98	$ 5,000,000
3.29%, 4/1/08	3/12/99	$ 5,000,000
New York Life Insurance Co.: 2.86%, 6/30/08	3/28/08	$ 30,000,000
3.15%, 5/30/08	11/9/07	$ 9,000,000
Security Life of Denver Insurance Co. 2.93%, 4/28/08	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 3.41%, 5/1/08	4/28/00	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$997,000 due 4/01/08 at 2.88%
BNP Paribas Securities Corp.	$ 277,401
Bank of America, NA	166,441
Barclays Capital, Inc.	44,384
Deutsche Bank Securities, Inc.	51,061
Dresdner Kleinwort Securities LLC	13,871
ING Financial Markets LLC	83,220
J.P. Morgan Securities, Inc.	166,441
Societe Generale, New York Branch	55,480
UBS Securities LLC	138,701
$ 997,000
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,648,970,810	$ -	$ 3,648,970,810	$ -
Income Tax Information
At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,648,970,810.

Quarterly Report

Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2008

1.799886.104

VIPSI-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.1%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 20,000	$ 18,076
Spansion, Inc. 2.25% 6/15/16 (g)		240,000	109,896
			127,972
Nonconvertible Bonds - 29.1%
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		170,000	150,450
Visteon Corp. 7% 3/10/14		400,000	250,000
			400,450
Automobiles - 0.2%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	100,000	155,923
General Motors Corp.:
7.125% 7/15/13		330,000	254,100
7.2% 1/15/11		345,000	288,075
General Motors Nova Scotia Finance Co. 8.875% 7/10/23	GBP	40,000	53,244
			751,342
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		175,000	168,875
Hotels, Restaurants & Leisure - 1.2%
Cap Cana SA 9.625% 11/3/13 (g)		100,000	92,000
Carrols Corp. 9% 1/15/13		355,000	319,500
Gaylord Entertainment Co.:
6.75% 11/15/14		130,000	114,400
8% 11/15/13		100,000	93,000
Mandalay Resort Group:
6.375% 12/15/11		80,000	76,000
6.5% 7/31/09		20,000	19,925
MGM Mirage, Inc.:
6% 10/1/09		40,000	39,700
6.625% 7/15/15		235,000	202,688
6.75% 9/1/12		335,000	309,456
6.75% 4/1/13		50,000	45,500
6.875% 4/1/16		75,000	65,063
7.5% 6/1/16		110,000	99,550
8.5% 9/15/10		50,000	51,500
Mohegan Tribal Gaming Authority 6.875% 2/15/15		100,000	80,500
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)		705,000	440,625
Scientific Games Corp. 6.25% 12/15/12		40,000	37,000

		Principal Amount (d)	Value
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		$ 100,000	$ 86,000
Six Flags, Inc.:
8.875% 2/1/10		580,000	394,400
9.625% 6/1/14		75,000	42,000
9.75% 4/15/13		470,000	267,900
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	92,625
Station Casinos, Inc.:
6.5% 2/1/14		671,000	402,600
6.625% 3/15/18		765,000	439,875
6.875% 3/1/16		690,000	407,100
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		23,000	20,815
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	46,350
Vail Resorts, Inc. 6.75% 2/15/14		225,000	220,219
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		230,000	126,500
9% 1/15/12		30,000	22,200
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		83,000	74,700
			4,729,691
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		140,000	141,400
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	32,300
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		120,000	110,400
BSkyB Finance UK Ltd. 5.75% 10/20/17 (Reg. S)	GBP	75,000	136,678
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		500,000	546,250
CanWest Media, Inc. 8% 9/15/12		40,000	38,400
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		865,000	605,500
11% 10/1/15		85,000	59,075
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		180,000	164,700
10.25% 9/15/10		130,000	119,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)		255,000	251,813
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.:
6.75% 4/15/12		$ 70,000	$ 67,550
7.625% 7/15/18		264,000	240,900
7.875% 2/15/18		346,000	318,320
EchoStar Communications Corp.:
6.375% 10/1/11		45,000	43,200
6.625% 10/1/14		790,000	722,850
7.125% 2/1/16		1,995,000	1,855,350
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	15,800
iesy Repository GmbH 10.375% 2/15/15 (g)		50,000	45,250
Lamar Media Corp. 6.625% 8/15/15		770,000	677,600
Liberty Media Corp.:
5.7% 5/15/13		300,000	264,000
8.25% 2/1/30		805,000	675,568
8.5% 7/15/29		1,045,000	892,874
MediMedia USA, Inc. 11.375% 11/15/14 (g)		50,000	51,000
PanAmSat Corp.:
9% 8/15/14		405,000	409,050
9% 6/15/16		190,000	191,900
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	112,200
10.375% 9/1/14 (g)		385,000	412,913
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		160,000	113,600
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		1,290,000	1,115,850
Videotron Ltee 6.875% 1/15/14		125,000	115,000
WPP Group plc 6% 4/4/17	GBP	75,000	137,370
			10,510,561
Specialty Retail - 0.6%
AutoNation, Inc.:
6.2575% 4/15/13 (i)		60,000	48,600
7% 4/15/14		255,000	230,138
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		365,000	284,700
Claire's Stores, Inc.:
9.25% 6/1/15		425,000	266,688
9.625% 6/1/15 pay-in-kind		360,000	198,900
Michaels Stores, Inc.:
0% 11/1/16 (e)		30,000	13,650
10% 11/1/14		595,000	519,138
11.375% 11/1/16		535,000	418,638

		Principal Amount (d)	Value
Toys 'R' US, Inc. 7.875% 4/15/13		$ 195,000	$ 147,225
			2,127,677
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		385,000	366,713
9.75% 1/15/15		575,000	569,250
			935,963
TOTAL CONSUMER DISCRETIONARY			19,798,259
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		100,000	94,520
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		170,000	131,750
9.5% 6/15/17		345,000	267,375
			399,125
Food Products - 0.2%
Bertin Ltda. 10.25% 10/5/16 (g)		100,000	101,250
Gruma SA de CV 7.75%		385,000	380,188
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	75,600
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	23,688
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15		35,000	30,975
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		130,000	107,900
Smithfield Foods, Inc. 7.75% 7/1/17		170,000	164,900
			884,501
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	60,375
Procter & Gamble Co. 4.875% 10/24/11	EUR	100,000	159,930
			220,305
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	38,500
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	115,000	165,313
TOTAL CONSUMER STAPLES			1,802,264
ENERGY - 3.4%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14		240,000	240,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Complete Production Services, Inc. 8% 12/15/16		$ 130,000	$ 125,450
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		240,000	239,400
Ocean Rig Norway AS 8.375% 7/1/13 (g)		60,000	66,900
Seabulk International, Inc. 9.5% 8/15/13		135,000	142,256
			814,006
Oil, Gas & Consumable Fuels - 3.2%
ANR Pipeline, Inc. 7.375% 2/15/24		115,000	127,650
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		245,000	248,675
Atlas Pipeline Partners LP 8.125% 12/15/15		365,000	368,650
Berry Petroleum Co. 8.25% 11/1/16		150,000	153,750
Chaparral Energy, Inc.:
8.5% 12/1/15		300,000	261,000
8.875% 2/1/17		250,000	216,875
Chesapeake Energy Corp.:
6.5% 8/15/17		460,000	442,750
6.875% 11/15/20		390,000	378,300
7.5% 9/15/13		40,000	40,850
7.5% 6/15/14		35,000	35,875
7.625% 7/15/13		1,000,000	1,025,000
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	271,318
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		270,000	272,025
Drummond Co., Inc. 7.375% 2/15/16 (g)		140,000	127,400
ENI SpA 4.75% 11/14/17	EUR	300,000	472,818
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,725
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	50,000	91,982
6.605% 2/13/18	EUR	50,000	70,777
Harvest Operations Corp. 7.875% 10/15/11		50,000	46,375
InterNorth, Inc. 9.625% 3/16/06 (c)		100,000	17,000
Mariner Energy, Inc. 8% 5/15/17		80,000	77,200
Massey Energy Co. 6.875% 12/15/13		715,000	688,188
OPTI Canada, Inc. 7.875% 12/15/14		310,000	303,025
Peabody Energy Corp.:
7.375% 11/1/16		300,000	309,000
7.875% 11/1/26		300,000	297,000

		Principal Amount (d)	Value
Pemex Project Funding Master Trust:
5.75% 3/1/18 (g)		$ 110,000	$ 112,200
6.625% 6/15/35		170,000	174,675
6.625% 6/15/35 (g)		75,000	77,438
Petrohawk Energy Corp. 9.125% 7/15/13		600,000	615,000
Petroleos de Venezuela SA:
5.25% 4/12/17		1,105,000	721,013
5.375% 4/12/27		1,230,000	707,250
Petroleum Development Corp. 12% 2/15/18 (g)		265,000	274,275
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		275,953	275,263
8.22% 4/1/17 (g)		519,845	528,942
Range Resources Corp. 7.375% 7/15/13		100,000	101,500
Ship Finance International Ltd. 8.5% 12/15/13		145,000	147,175
Southern Star Central Corp. 6.75% 3/1/16		90,000	86,400
Southwestern Energy Co. 7.5% 2/1/18 (g)		150,000	155,250
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		70,000	64,225
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	19,928
7.5% 4/1/17		445,000	480,290
7.625% 4/1/37		50,000	52,364
8.375% 6/15/32		40,000	45,578
TNK-BP Finance SA:
6.125% 3/20/12		300,000	285,000
6.875% 7/18/11 (g)		300,000	295,140
Venoco, Inc. 8.75% 12/15/11		190,000	172,900
W&T Offshore, Inc. 8.25% 6/15/14 (g)		310,000	294,500
YPF SA 10% 11/2/28		340,000	358,700
			12,398,214
TOTAL ENERGY			13,212,220
FINANCIALS - 4.5%
Capital Markets - 0.1%
Lehman Brothers Holdings, Inc. 5.375% 10/17/12	EUR	100,000	139,256
Macquarie Bank Ltd. 5.404% 6/20/13 (i)	EUR	100,000	157,723
Nuveen Investments, Inc. 10.5% 11/15/15 (g)		140,000	118,300
			415,279
Commercial Banks - 1.4%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	70,000	132,504
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Allied Irish Banks PLC 5.158% 6/12/13 (i)	EUR	150,000	$ 234,091
Banca Popolare di Bergamo 8.364% (i)	EUR	125,000	203,693
Banca Popolare di Lodi Investor Trust III 6.742% (i)	EUR	50,000	69,206
Bancaja Emisiones SA 4.625% (i)	EUR	100,000	106,666
Banco de Credito Del Peru 7.17% 10/15/22 (g)(i)	PEN	730,000	263,087
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		$ 100,000	100,500
Development Bank of Philippines 8.375% (i)		300,000	311,250
Eksportfinans AS 4.375% 9/20/10	EUR	200,000	318,382
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		600,000	601,500
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		200,000	203,000
Export-Import Bank of India 1.4769% 6/7/12 (i)	JPY	20,000,000	199,829
Intesa Sanpaolo SpA 6.375% 11/12/17 (i)	GBP	100,000	197,433
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		625,000	628,125
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		400,000	419,000
Rabobank Nederland 4.125% 4/4/12	EUR	500,000	780,752
Russian Standard Finance SA 6.825% 9/16/09	EUR	50,000	73,807
Standard Chartered Bank 5.018% 3/28/18 (i)	EUR	100,000	138,274
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		100,000	103,880
Vimpel Communications 8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		200,000	205,260
			5,290,239
Consumer Finance - 0.3%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		80,000	76,000
Ford Motor Credit Co. LLC:
7% 10/1/13		180,000	140,400
7.875% 6/15/10		165,000	143,870
9.875% 8/10/11		380,000	338,866

		Principal Amount (d)	Value
GE Capital European Funding 4.75% 9/28/12	EUR	100,000	$ 155,988
General Motors Acceptance Corp.:
6.875% 9/15/11		$ 175,000	134,313
6.875% 8/28/12		190,000	144,387
SLM Corp.:
4.756% 6/15/09 (i)	EUR	50,000	69,561
4.806% 12/15/10 (i)	EUR	100,000	126,507
			1,329,892
Diversified Financial Services - 1.6%
AB Svensk Exportkredit 4.5% 6/7/10	EUR	200,000	317,886
BA Covered Bond 4.125% 4/5/12	EUR	300,000	464,099
Banca Italease SpA 4.574% 2/2/10 (i)	EUR	200,000	266,935
C10-EUR CAPITAL SPV Ltd. 6.277% 5/9/49 (i)	EUR	65,000	81,482
Canada Housing Trust No.1 4.65% 9/15/09	CAD	550,000	548,736
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		260,000	222,950
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	50,000	67,597
Dexia Municipal Agency 4.5% 11/13/17	EUR	600,000	951,422
GE Capital UK Funding 5.875% 11/1/12	GBP	450,000	913,780
Getin Finance PLC 6.359% 5/13/09 (i)	EUR	50,000	76,444
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	232,645
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	50,000	70,058
KAR Holdings, Inc.:
8.75% 5/1/14		120,000	106,800
10% 5/1/15		120,000	105,600
NCO Group, Inc. 11.875% 11/15/14		160,000	124,800
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		900,000	919,080
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (i)		200,000	194,000
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	150,000	227,567
WaMu Covered Bond Program 4.375% 5/19/14	EUR	200,000	301,080
			6,192,961
Insurance - 0.1%
Eureko BV 5.125% (i)	EUR	100,000	133,407
JPMorgan Bank Luxembourg SA 5% (i)	EUR	100,000	128,009
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (i)	EUR	100,000	135,539
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Old Mutual plc 4.5% 1/18/17 (i)	EUR	50,000	$ 70,011
Resolution PLC 6.5864% (i)	GBP	80,000	102,864
			569,830
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		$ 95,000	87,400
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		330,000	287,100
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	180,900
8.625% 1/15/12		280,000	287,700
			843,100
Real Estate Management & Development - 0.6%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13		115,000	104,363
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		350,000	284,375
Realogy Corp.:
10.5% 4/15/14		1,605,000	1,071,338
11% 4/15/14 pay-in-kind		1,020,000	581,400
12.375% 4/15/15		115,000	50,025
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	103,967
			2,195,468
Thrifts & Mortgage Finance - 0.2%
Compagnie de Financement Foncier 4.625% 9/23/17	EUR	325,000	521,705
Residential Capital Corp.:
6% 2/22/11		45,000	22,050
6.5975% 4/17/09 (i)		20,000	11,400
7.625% 11/21/08		40,000	27,600
Residential Capital LLC:
6.1925% 5/22/09 (i)		105,000	59,850
8% 6/1/12 (i)		130,000	63,700
			706,305
TOTAL FINANCIALS			17,543,074
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		420,000	425,250
Invacare Corp. 9.75% 2/15/15		90,000	90,225
			515,475
Health Care Providers & Services - 1.5%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		730,000	598,600

		Principal Amount (d)	Value
CRC Health Group, Inc. 10.75% 2/1/16		$ 90,000	$ 85,500
DaVita, Inc. 6.625% 3/15/13		340,000	331,500
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	129,688
HCA, Inc.:
9.125% 11/15/14		725,000	743,125
9.25% 11/15/16		650,000	671,125
9.625% 11/15/16 pay-in-kind		330,000	340,725
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	88,650
Rural/Metro Corp. 9.875% 3/15/15		80,000	69,600
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	81,900
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	29,325
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		650,000	611,000
Tenet Healthcare Corp.:
9.25% 2/1/15		610,000	570,350
9.875% 7/1/14		1,120,000	1,078,000
U.S. Oncology, Inc. 9% 8/15/12		150,000	148,500
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		40,000	30,400
Vanguard Health Holding Co. II LLC 9% 10/1/14		355,000	340,800
			5,948,788
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	71,050
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		65,000	60,775
Leiner Health Products, Inc. 11% 6/1/12 (c)		90,000	900
Schering-Plough Corp. 5.375% 10/1/14	EUR	130,000	195,232
			256,907
TOTAL HEALTH CARE			6,792,220
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		50,000	28,500
Hexcel Corp. 6.75% 2/1/15		100,000	97,000
Orbimage Holdings, Inc. 14.2175% 7/1/12 (i)		100,000	105,000
			230,500
Airlines - 0.3%
Continental Airlines, Inc. 6.903% 4/19/22		50,000	40,500
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	30,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
10% 8/15/08 (a)		$ 70,000	$ 2,800
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22 (g)		637,210	634,912
8.021% 8/10/22 (g)		305,371	283,995
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	2,100
Northwest Airlines, Inc.:
7.875% 3/15/49 (a)		90,000	2,700
8.875% 6/1/06 (a)		80,000	1,600
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		132,000	125,730
8.028% 11/1/17		70,000	63,000
			1,187,337
Building Products - 0.1%
Compagnie de St. Gobain 4.847% 4/11/12 (i)	EUR	100,000	148,499
NTK Holdings, Inc. 0% 3/1/14 (e)		455,000	222,950
			371,449
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,075
Allied Security Escrow Corp. 11.375% 7/15/11		100,000	86,000
Allied Waste North America, Inc. 7.125% 5/15/16		295,000	293,525
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		75,000	67,500
9.25% 5/1/21		100,000	100,250
FTI Consulting, Inc.:
7.625% 6/15/13		50,000	51,500
7.75% 10/1/16		80,000	82,800
Mac-Gray Corp. 7.625% 8/15/15		40,000	38,000
Rental Service Corp. 9.5% 12/1/14		265,000	222,600
West Corp. 9.5% 10/15/14		475,000	425,125
			1,376,375
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	49,125
Obrascon Huarte Lain SA 5% 5/18/12	EUR	100,000	149,400
			198,525
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		60,000	50,400

		Principal Amount (d)	Value
General Cable Corp. 7.125% 4/1/17		$ 40,000	$ 38,400
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	57,000
			145,800
Industrial Conglomerates - 0.1%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	150,000	205,387
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (i)	GBP	50,000	89,926
			295,313
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		60,000	58,800
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		85,000	75,650
9.5% 8/1/14		705,000	655,650
11.75% 8/1/16		300,000	267,000
			1,057,100
Marine - 0.1%
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	50,000	67,187
Navios Maritime Holdings, Inc. 9.5% 12/15/14		230,000	225,400
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		80,000	72,000
US Shipping Partners LP 13% 8/15/14		170,000	154,700
			519,287
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		100,000	92,250
7.625% 12/1/13		100,000	94,000
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	343,400
9.5% 10/1/08		45,000	46,125
TFM SA de CV 9.375% 5/1/12		300,000	312,000
			887,775
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	50,000	75,931
6.5% 2/27/19	GBP	200,000	342,708
Penhall International Corp. 12% 8/1/14 (g)		80,000	64,000
VWR Funding, Inc. 10.25% 7/15/15		435,000	404,550
			887,189
TOTAL INDUSTRIALS			7,156,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.6%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		$ 320,000	$ 318,400
Lucent Technologies, Inc.:
6.45% 3/15/29		820,000	584,250
6.5% 1/15/28		395,000	281,438
Nortel Networks Corp.:
8.5075% 7/15/11 (i)		190,000	163,400
10.125% 7/15/13		190,000	174,325
10.75% 7/15/16		690,000	631,350
			2,153,163
Electronic Equipment & Instruments - 0.4%
NXP BV 9.5% 10/15/15		1,330,000	1,097,250
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)		565,000	563,588
			1,660,838
IT Services - 0.6%
Ceridian Corp.:
11.25% 11/15/15 (g)		230,000	197,800
12.25% 11/15/15 pay-in-kind (g)		200,000	166,000
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	457,200
7.75% 1/15/15		180,000	180,900
8.625% 4/1/13		185,000	186,850
8.75% 7/15/18		785,000	814,438
SunGard Data Systems, Inc. 9.125% 8/15/13		260,000	263,900
Unisys Corp.:
8% 10/15/12		65,000	55,900
12.5% 1/15/16		210,000	206,850
			2,529,838
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		480,000	472,800
Xerox Corp.:
6.4% 3/15/16		600,000	616,656
7.625% 6/15/13		290,000	298,700
			1,388,156
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. 9.25% 6/1/16		600,000	577,500
ASML Holding NV 5.75% 6/13/17	EUR	200,000	264,624
Avago Technologies Finance Ltd.:
8.5756% 6/1/13 (i)		44,000	43,890
10.125% 12/1/13		695,000	736,700
11.875% 12/1/15		505,000	535,300

		Principal Amount (d)	Value
Freescale Semiconductor, Inc.:
8.875% 12/15/14		$ 1,520,000	$ 1,189,400
9.125% 12/15/14 pay-in-kind		1,750,000	1,275,400
10.125% 12/15/16		355,000	239,625
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.05% 12/15/11 (i)		40,000	28,400
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	78,750
Viasystems, Inc. 10.5% 1/15/11		140,000	134,400
			5,103,989
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		50,000	39,500
TOTAL INFORMATION TECHNOLOGY			12,875,484
MATERIALS - 2.8%
Chemicals - 0.6%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	230,625
Bayer AG 4.698% 4/10/10 (i)	EUR	50,000	77,935
Georgia Gulf Corp. 9.5% 10/15/14		110,000	85,250
Huntsman LLC 11.625% 10/15/10		182,000	192,465
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		235,000	225,013
MacDermid, Inc. 9.5% 4/15/17 (g)		40,000	36,400
Momentive Performance Materials, Inc.:
9.75% 12/1/14		495,000	444,263
10.125% 12/1/14 pay-in-kind		520,000	449,800
11.5% 12/1/16		345,000	263,925
SABIC Europe BV 4.5% 11/28/13	EUR	50,000	71,506
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		90,000	90,000
			2,167,182
Construction Materials - 0.0%
Lafarge SA 6.625% 11/29/17	GBP	100,000	185,381
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		40,000	36,400
Berry Plastics Holding Corp.:
8.875% 9/15/14		365,000	317,550
10.25% 3/1/16		270,000	207,900
BWAY Corp. 10% 10/15/10		90,000	85,275
Constar International, Inc. 11% 12/1/12		170,000	102,000
Crown Cork & Seal, Inc.:
7.5% 12/15/96		160,000	122,800
8% 4/15/23		235,000	217,963
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	105,263
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.: - continued
8.25% 5/15/13		$ 195,000	$ 202,800
Rexam PLC 4.375% 3/15/13	EUR	100,000	138,950
Tekni-Plex, Inc. 10.875% 8/15/12		60,000	62,100
Vitro SAB de CV:
8.625% 2/1/12		635,000	581,025
9.125% 2/1/17		120,000	99,000
			2,279,026
Metals & Mining - 1.5%
Aleris International, Inc. 9% 12/15/14		150,000	109,500
CAP SA 7.375% 9/15/36 (g)		100,000	95,800
Compass Minerals International, Inc. 0% 6/1/13 (e)		360,000	370,800
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		175,000	174,475
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		315,000	359,888
CSN Islands X Corp. (Reg. S) 9.5%		30,000	31,425
Evraz Group SA 8.25% 11/10/15 (Reg. S)		300,000	294,000
FMG Finance Property Ltd.:
10% 9/1/13 (g)		225,000	238,500
10.625% 9/1/16 (g)		557,000	619,663
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		370,000	378,325
8.25% 4/1/15		510,000	536,775
8.375% 4/1/17		1,115,000	1,181,900
8.3944% 4/1/15 (i)		515,000	507,275
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	73,500
Gerdau SA 8.875% (g)		125,000	132,188
International Steel Group, Inc. 6.5% 4/15/14		445,000	455,013
Ispat Inland ULC 9.75% 4/1/14		20,000	21,500
PNA Intermediate Holding Corp. 10.065% 2/15/13 pay-in-kind (i)		90,000	72,000
RathGibson, Inc. 11.25% 2/15/14		305,000	297,375
			5,949,902
Paper & Forest Products - 0.1%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		285,000	287,850

		Principal Amount (d)	Value
Glatfelter 7.125% 5/1/16		$ 40,000	$ 39,000
NewPage Corp. 9.4894% 5/1/12 (i)		90,000	88,650
			415,500
TOTAL MATERIALS			10,996,991
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.6%
British Telecommunications PLC 7.75% 12/7/16	GBP	60,000	131,722
Citizens Communications Co.:
7.875% 1/15/27		370,000	316,350
9% 8/15/31		445,000	389,375
Deutsche Telekom International Finance BV 6.625% 7/11/11 (i)	EUR	50,000	82,030
Embarq Corp.:
7.082% 6/1/16		55,000	52,071
7.995% 6/1/36		478,000	436,537
Indosat Finance Co. BV 7.75% 11/5/10		250,000	253,750
Intelsat Ltd.:
9.25% 6/15/16		120,000	121,200
11.25% 6/15/16		970,000	984,550
Level 3 Financing, Inc. 8.75% 2/15/17		560,000	421,400
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		285,000	277,875
NTL Cable PLC:
8.75% 4/15/14		215,000	191,888
9.125% 8/15/16		105,000	95,550
Qwest Corp. 7.5% 10/1/14		50,000	48,500
Telecom Egypt SAE 9.672% 2/4/10 (i)	EGP	157,040	29,480
Telecom Italia SpA 6.375% 6/24/19	GBP	50,000	90,939
Telefonica Emisiones SAU 5.375% 2/2/26	GBP	50,000	83,068
U.S. West Communications:
6.875% 9/15/33		1,620,000	1,296,000
7.25% 10/15/35		70,000	58,100
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		865,000	882,300
			6,242,685
Wireless Telecommunication Services - 1.7%
American Tower Corp. 7.125% 10/15/12		685,000	700,413
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		440,000	437,800
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		270,000	252,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Cricket Communications, Inc.:
9.375% 11/1/14		$ 415,000	$ 392,175
9.375% 11/1/14 (g)		175,000	165,375
Digicel Group Ltd. 9.25% 9/1/12 (g)		300,000	297,750
Intelsat Subsidiary Holding Co. Ltd.:
8.25% 1/15/13		235,000	237,350
8.625% 1/15/15 (i)		274,000	276,740
MetroPCS Wireless, Inc. 9.25% 11/1/14		785,000	722,200
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,203,450
Nextel Communications, Inc.:
5.95% 3/15/14		500,000	370,000
7.375% 8/1/15		730,000	562,100
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		350,000	309,750
Telecom Personal SA 9.25% 12/22/10 (g)		715,000	735,521
			6,663,074
TOTAL TELECOMMUNICATION SERVICES			12,905,759
UTILITIES - 2.7%
Electric Utilities - 1.0%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	100,000	146,021
AES Gener SA 7.5% 3/25/14		200,000	211,000
Chivor SA E.S.P. 9.75% 12/30/14 (g)		200,000	218,500
Edison Mission Energy:
7.5% 6/15/13		780,000	797,550
7.75% 6/15/16		275,000	284,625
Energy Future Holdings:
10.875% 11/1/17 (g)		900,000	909,000
11.25% 11/1/17 pay-in-kind (g)		460,000	453,100
Intergen NV 9% 6/30/17 (g)		450,000	465,750
National Power Corp. 6.875% 11/2/16 (g)		400,000	404,000
			3,889,546
Gas Utilities - 0.5%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		600,000	525,000
6.875% 11/4/11 (Reg. S)		475,000	465,500
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	196,584
8% 3/1/32		410,000	451,053

		Principal Amount (d)	Value
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		$ 535,000	$ 430,675
			2,068,812
Independent Power Producers & Energy Traders - 1.1%
AES Corp.:
7.75% 10/15/15		1,105,000	1,113,288
8% 10/15/17		790,000	796,913
Enron Corp. 7.625% 9/10/04 (c)		400,000	70,000
NRG Energy, Inc.:
7.25% 2/1/14		325,000	319,313
7.375% 2/1/16		580,000	565,500
Reliant Energy, Inc.:
7.625% 6/15/14		270,000	267,300
7.875% 6/15/17		1,220,000	1,220,000
Tenaska Alabama Partners LP 7% 6/30/21 (g)		91,526	86,034
			4,438,348
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		120,000	147,600
Utilicorp United, Inc. 9.95% 2/1/11 (i)		3,000	3,090
Veolia Environnement 6.125% 10/29/37	GBP	50,000	95,381
			246,071
TOTAL UTILITIES			10,642,777
TOTAL NONCONVERTIBLE BONDS			113,725,698
TOTAL CORPORATE BONDS (Cost $120,106,498)			113,853,670
U.S. Government and Government Agency Obligations - 21.1%

U.S. Government Agency Obligations - 4.3%
Fannie Mae:
3.25% 2/10/10		4,115,000	4,187,008
3.625% 2/12/13		1,085,000	1,103,742
3.875% 12/10/09		3,360,000	3,449,250
4.25% 5/15/09		40,000	40,882
4.875% 5/18/12		1,250,000	1,337,719
5.125% 9/2/08		950,000	960,701
6% 5/15/11		900,000	983,948
Freddie Mac:
3.5% 5/29/13		1,800,000	1,811,930
3.625% 9/15/08		1,382,000	1,389,803
4.125% 11/30/09		1,400,000	1,442,122
5.25% 7/18/11		5,000	5,376
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			16,712,481
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12		$ 1,560,060	$ 1,679,024
U.S. Treasury Obligations - 16.4%
U.S. Treasury Bonds:
4.75% 2/15/37		250,000	268,887
6.125% 8/15/29		6,971,000	8,728,452
6.25% 8/15/23		4,200,000	5,169,608
U.S. Treasury Notes:
1.75% 3/31/10 (m)		7,372,000	7,387,512
2% 2/28/10 (m)		6,311,000	6,354,333
2.125% 1/31/10		695,000	700,919
2.75% 2/28/13 (m)		12,741,000	12,908,924
3.5% 2/15/18		805,000	809,654
3.875% 10/31/12		2,000,000	2,126,094
4.25% 11/15/17		4,550,000	4,854,636
4.5% 5/15/17		1,000,000	1,086,719
4.625% 7/31/12		200,000	218,625
4.75% 8/15/17		6,447,000	7,132,999
5.125% 5/15/16		5,515,000	6,282,793
TOTAL U.S. TREASURY OBLIGATIONS			64,030,155
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $80,863,861)			82,421,660
U.S. Government Agency - Mortgage Securities - 10.6%

Fannie Mae - 7.9%
3.599% 9/1/33 (i)		36,684	36,652
3.718% 6/1/33 (i)		116,559	116,615
3.785% 6/1/33 (i)		127,234	126,675
3.887% 5/1/33 (i)		36,412	36,302
3.908% 5/1/34 (i)		56,135	56,130
3.928% 9/1/33 (i)		109,153	109,111
3.935% 5/1/34 (i)		39,499	39,475
3.957% 8/1/33 (i)		50,347	50,350
3.964% 9/1/33 (i)		61,325	61,218
3.999% 4/1/34 (i)		120,289	120,400
4% 9/1/13 to 10/1/20		268,006	262,787
4% 3/1/34 (i)		112,221	112,304
4.025% 3/1/34 (i)		214,856	214,826
4.026% 6/1/34 (i)		84,673	84,649
4.114% 4/1/34 (i)		133,476	133,184
4.116% 5/1/34 (i)		110,592	110,510

		Principal Amount (d)	Value
4.175% 9/1/33 (i)		$ 75,086	$ 75,061
4.189% 11/1/34 (i)		105,901	105,733
4.191% 6/1/34 (i)		94,222	94,206
4.255% 6/1/33 (i)		119,068	119,021
4.269% 8/1/33 (i)		50,828	50,697
4.31% 1/1/35 (i)		104,406	105,621
4.343% 10/1/19 (i)		11,395	11,517
4.373% 1/1/34 (i)		151,068	150,916
4.405% 10/1/33 (i)		58,000	58,869
4.428% 11/1/33 (i)		12,180	12,209
4.44% 1/1/34 (i)		62,171	61,954
4.457% 8/1/35 (i)		174,922	174,296
4.473% 12/1/34 (i)		7,865	7,965
4.487% 1/1/35 (i)		66,538	67,460
4.49% 3/1/35 (i)		309,570	310,121
4.5% 3/1/18 to 9/1/18		325,385	326,378
4.517% 5/1/35 (i)		481,285	481,910
4.558% 5/1/35 (i)		151,110	151,021
4.571% 1/1/35 (i)		102,262	103,682
4.612% 2/1/36 (i)		160,929	162,476
4.641% 8/1/35 (i)		130,672	131,578
4.644% 10/1/34 (i)		37,948	38,444
4.668% 6/1/35 (i)		40,287	40,280
4.687% 9/1/34 (i)		161,939	164,168
4.692% 2/1/35 (i)		165,663	168,191
4.709% 8/1/35 (i)		60,289	60,313
4.717% 2/1/35 (i)		81,560	82,825
4.721% 12/1/35 (i)		367,361	372,127
4.733% 5/1/35 (i)		79,266	79,445
4.75% 7/1/35 (i)		43,421	44,127
4.759% 8/1/34 (i)		192,939	193,043
4.76% 1/1/35 (i)		57,785	58,567
4.764% 3/1/35 (i)		68,600	69,695
4.769% 7/1/35 (i)		43,799	44,542
4.772% 12/1/35 (i)		37,272	37,344
4.788% 6/1/35 (i)		63,782	64,765
4.788% 7/1/35 (i)		50,756	51,626
4.807% 4/1/35 (i)		98,624	99,071
4.826% 9/1/34 (i)		51,202	51,882
4.832% 10/1/34 (i)		114,469	115,986
4.835% 9/1/34 (i)		110,532	112,027
4.845% 1/1/35 (i)		43,598	43,782
4.85% 7/1/34 (i)		45,108	45,315
4.854% 7/1/35 (i)		73,456	74,754
4.883% 5/1/35 (i)		16,184	16,466
4.884% 11/1/35 (i)		93,844	94,297
4.885% 10/1/35 (i)		16,833	16,825
4.904% 3/1/33 (i)		35,556	36,085
4.932% 8/1/34 (i)		110,189	111,727
4.952% 3/1/35 (i)		63,165	64,195
4.971% 2/1/35 (i)		66,556	67,644
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4.981% 11/1/35 (i)		$ 82,679	$ 82,924
4.996% 2/1/34 (i)		85,501	87,274
5% 6/1/14 to 2/1/38 (h)		11,568,540	11,466,970
5% 4/1/23 (h)		1,000,000	1,009,375
5% 1/1/38		1,450,000	1,435,726
5.019% 12/1/32 (i)		77,257	78,515
5.019% 5/1/35 (i)		126,059	128,375
5.037% 10/1/35 (i)		74,000	75,459
5.087% 7/1/34 (i)		18,337	18,591
5.106% 10/1/35 (i)		38,249	39,038
5.128% 8/1/34 (i)		74,640	75,761
5.131% 10/1/35 (i)		45,335	46,186
5.137% 8/1/36 (i)		243,136	244,449
5.165% 3/1/36 (i)		126,509	129,187
5.204% 7/1/35 (i)		150,291	153,412
5.21% 5/1/35 (i)		54,577	55,660
5.264% 12/1/36 (i)		26,661	27,160
5.278% 7/1/35 (i)		318,545	324,881
5.294% 4/1/36 (i)		50,915	51,576
5.305% 3/1/36 (i)		340,098	347,963
5.312% 7/1/35 (i)		20,857	21,281
5.326% 2/1/36 (i)		14,735	14,804
5.357% 1/1/36 (i)		134,321	135,137
5.37% 2/1/36 (i)		83,535	84,101
5.37% 2/1/37 (i)		30,843	31,514
5.372% 3/1/37 (i)		407,748	415,157
5.395% 2/1/37 (i)		156,778	159,907
5.459% 2/1/37 (i)		218,515	223,517
5.485% 6/1/47 (i)		24,361	24,864
5.5% 12/1/13 to 6/1/20 (h)		3,339,961	3,432,961
5.523% 11/1/36 (i)		39,461	40,158
5.59% 2/1/36 (i)		38,548	39,542
5.616% 4/1/37 (i)		146,116	149,290
5.649% 4/1/36 (i)		139,061	142,727
5.665% 6/1/36 (i)		85,818	88,006
5.788% 5/1/36 (i)		29,225	29,952
5.79% 3/1/36 (i)		296,881	304,796
5.796% 1/1/36 (i)		30,412	31,242
5.826% 5/1/36 (i)		211,730	217,455
5.865% 6/1/35 (i)		118,336	121,326
5.884% 9/1/36 (i)		64,096	65,417
5.893% 12/1/36 (i)		56,122	57,785
5.923% 5/1/36 (i)		96,170	98,799
5.966% 5/1/36 (i)		34,836	35,878
6% 5/1/12 to 6/1/30		1,022,318	1,058,603
6.011% 4/1/36 (i)		559,570	575,500
6.104% 3/1/37 (i)		61,536	63,536
6.159% 4/1/36 (i)		63,277	65,185
6.224% 6/1/36 (i)		10,185	10,336
6.226% 3/1/37 (i)		19,986	20,653

		Principal Amount (d)	Value
6.5% 4/1/12 to 9/1/32		$ 262,578	$ 274,104
7.5% 5/1/37		41,621	44,024
TOTAL FANNIE MAE			30,909,476
Freddie Mac - 2.7%
3.378% 7/1/33 (i)		93,907	93,371
3.986% 5/1/33 (i)		156,322	156,369
4% 5/1/19 to 11/1/20		275,878	268,856
4.004% 4/1/34 (i)		196,323	195,284
4.079% 7/1/35 (i)		79,101	78,857
4.17% 1/1/35 (i)		169,636	169,560
4.493% 6/1/35 (i)		403,708	403,035
4.5% 2/1/18 to 8/1/33		331,876	331,291
4.641% 6/1/33 (i)		50,660	50,308
4.679% 5/1/35 (i)		108,575	107,987
4.697% 9/1/36 (i)		35,553	35,568
4.787% 2/1/36 (i)		16,036	16,270
4.807% 3/1/35 (i)		33,360	33,729
4.869% 10/1/35 (i)		67,411	67,785
4.949% 10/1/36 (i)		72,404	73,197
5% 7/1/18 to 7/1/19		1,169,966	1,190,448
5.022% 4/1/35 (i)		4,696	4,779
5.025% 4/1/35 (i)		131,065	133,605
5.027% 1/1/37 (i)		295,320	299,644
5.031% 7/1/35 (i)		189,787	192,486
5.112% 4/1/35 (i)		133,516	134,085
5.117% 7/1/35 (i)		45,321	46,193
5.276% 12/1/33 (i)		140,094	140,421
5.332% 9/1/35 (i)		39,941	40,700
5.43% 3/1/37 (i)		25,534	25,964
5.493% 1/1/36 (i)		39,629	40,501
5.5% 8/1/14 to 6/1/20		1,085,378	1,115,790
5.515% 4/1/37 (i)		32,526	33,141
5.591% 3/1/36 (i)		235,128	240,197
5.754% 5/1/37 (i)		274,024	279,897
5.763% 10/1/35 (i)		15,814	16,166
5.77% 1/1/36 (i)		23,566	24,075
5.778% 3/1/37 (i)		131,333	133,811
5.794% 4/1/37 (i)		128,157	130,905
5.816% 5/1/37 (i)		151,132	154,348
5.829% 5/1/37 (i)		41,692	42,571
5.85% 5/1/37 (i)		22,805	23,255
5.851% 6/1/37 (i)		94,237	96,357
5.872% 7/1/36 (i)		768,008	787,402
5.945% 4/1/36 (i)		437,068	448,165
6% 10/1/16 to 2/1/19		493,596	513,297
6.016% 6/1/36 (i)		44,220	45,359
6.042% 1/1/37 (i)		117,735	120,161
6.124% 12/1/36 (i)		290,850	297,068
6.141% 2/1/37 (i)		34,750	35,649
6.188% 7/1/36 (i)		169,776	174,785
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
6.224% 5/1/36 (i)		$ 35,524	$ 36,547
6.257% 6/1/37 (i)		25,822	26,551
6.287% 12/1/36 (i)		84,728	87,232
6.342% 7/1/36 (i)		45,821	47,207
6.417% 6/1/37 (i)		9,941	10,263
6.487% 9/1/36 (i)		217,966	225,140
6.5% 12/1/14 to 3/1/36		784,524	819,065
6.656% 8/1/37 (i)		68,997	71,347
7.581% 4/1/37 (i)		10,000	10,340
TOTAL FREDDIE MAC			10,376,384
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $40,459,133)			41,285,860
Asset-Backed Securities - 0.2%

FCC SPARC Series 2005-1 Class B, 4.946% 7/15/11 (i)	EUR	100,000	151,151
Provide Bricks Series 2007-1 Class B, 4.965% 1/30/40 (i)	EUR	50,000	74,384
Smile Synthetic BV Series 2005 Class C, 4.816% 1/20/15 (i)	EUR	78,164	113,332
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	304,483
Volkswagen Car Lease Series 9 Class B, 4.477% 4/21/12 (Reg. S) (i)	EUR	41,787	64,600
TOTAL ASSET-BACKED SECURITIES (Cost $719,047)			707,950
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 0.1%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 4.625% 2/17/52 (i)	EUR	50,000	68,276
Series 2006-1X Class 2C, 4.705% 2/17/52 (i)	EUR	50,000	77,004
Fosse Master Issuer PLC floater Series 2007-1X Class M3, 4.859% 10/18/54 (i)	EUR	50,000	74,613
Gracechurch Mortgage Financing PLC Series 2007-1X Class 2D2, 4.984% 11/20/56 (i)	EUR	50,000	72,916
TOTAL PRIVATE SPONSOR			292,809
U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 2007-95 Class A1, 2.8488% 8/27/36 (i)		621,856	617,503
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		450,000	452,184

		Principal Amount (d)	Value
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		$ 77,857	$ 79,486
Series 2002-11:
Class QC, 5.5% 3/25/17		184,503	188,388
Class UC, 6% 3/25/17		128,558	132,757
Series 2002-18 Class PC, 5.5% 4/25/17		855,000	874,196
Series 2002-61 Class PG, 5.5% 10/25/17		270,000	277,357
Series 2002-71 Class UC, 5% 11/25/17		430,000	435,178
Series 2002-9 Class PC, 6% 3/25/17		12,192	12,535
Series 2003-113:
Class PD, 4% 2/25/17		260,000	260,872
Class PE, 4% 11/25/18		80,000	77,118
Series 2003-122 Class OL, 4% 12/25/18		1,000,000	969,177
Series 2003-70 Class BJ, 5% 7/25/33		45,000	43,375
Series 2003-85 Class GD, 4.5% 9/25/18		175,000	174,885
Series 2004-80 Class LD, 4% 1/25/19		100,000	99,810
Series 2004-81:
Class KC, 4.5% 4/25/17		70,000	70,931
Class KD, 4.5% 7/25/18		165,000	166,910
Series 2005-52 Class PB, 6.5% 12/25/34		238,441	245,897
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		48,175	49,294
Series 2003-18 Class EY, 5% 6/25/17		161,757	163,962
Series 2004-95 Class AN, 5.5% 1/25/25		114,750	116,934
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	36,211
Series 2005-47 Class AK, 5% 6/25/20		370,000	371,704
Series 2006-72 Class CY, 6% 8/25/26		145,000	149,345
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		24,332	24,961
Series 2115 Class PE, 6% 1/15/14		8,214	8,455
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 3.3175% 1/15/30 (i)		331,567	329,372
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2630 Class FL, 3.3175% 6/15/18 (i)		$ 4,163	$ 4,209
Series 2861 Class GF, 3.1175% 1/15/21 (i)		211,622	210,616
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		50,412	51,942
Series 2378 Class PE, 5.5% 11/15/16		288,836	295,812
Series 2381 Class OG, 5.5% 11/15/16		39,574	40,529
Series 2390 Class CH, 5.5% 12/15/16		129,322	132,442
Series 2425 Class JH, 6% 3/15/17		68,349	70,688
Series 2628:
Class OE, 4.5% 6/15/18		95,000	95,615
Class OP, 3.5% 11/15/13		36,115	35,948
Series 2695 Class DG, 4% 10/15/18		220,000	213,168
Series 2770 Class UD, 4.5% 5/15/17		340,000	344,893
Series 2773 Class EG, 4.5% 4/15/19		725,000	717,891
Series 2831 Class PB, 5% 7/15/19		200,000	201,561
Series 2866 Class XE, 4% 12/15/18		250,000	249,802
Series 2996 Class MK, 5.5% 6/15/35		41,443	42,622
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		67,806	69,614
Series 2467 Class NB, 5% 7/15/17		95,000	96,488
Series 2546 Class C, 5% 12/15/17		155,000	157,144
Series 2569 Class HB, 5% 9/15/16		304,324	308,364
Series 2570 Class CU, 4.5% 7/15/17		16,282	16,364
Series 2572 Class HK, 4% 2/15/17		23,259	23,205
Series 2617 Class GW, 3.5% 6/15/16		18,567	18,598
Series 2685 Class ND, 4% 10/15/18		85,000	82,418
Series 2773 Class TA, 4% 11/15/17		140,006	140,206
Series 2849 Class AL, 5% 5/15/18		74,888	76,016

		Principal Amount (d)	Value
Series 2860 Class CP, 4% 10/15/17		$ 22,633	$ 22,636
Series 2930 Class KT, 4.5% 2/15/20		450,000	434,582
Series 2937 Class HJ, 5% 10/15/19		79,751	80,944
Series 3266:
Class C, 5% 2/15/20		90,321	91,679
Class D, 5% 1/15/22		900,000	904,012
Series 3401 Class EB, 5% 12/15/22		105,000	102,722
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	991,699
Series 2863 Class DB, 4% 9/15/14		12,542	12,455
Series 2975 Class NA, 5% 7/15/23		75,262	76,256
TOTAL U.S. GOVERNMENT AGENCY			12,841,937
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,784,728)			13,134,746
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II plc Series 3MUK Class C2, 6.8256% 10/22/37 (i)	GBP	50,000	78,795
Skyline BV floater Series 2007-1 Class B, 4.903% 7/22/43 (i)	EUR	100,000	142,863
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $237,522)			221,658
Foreign Government and Government Agency Obligations - 21.9%

Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	1,460,000	271,535
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		243,125	199,970
3% 4/30/13 (i)		1,215,000	995,601
3.092% 8/3/12 (i)		600,000	508,579
7% 3/28/11		3,795,000	3,430,047
7% 9/12/13		2,575,000	2,112,358
Brazilian Federative Republic:
6% 9/15/13		183,333	183,095
7.125% 1/20/37		345,000	371,565
8.25% 1/20/34		380,000	455,050
8.75% 2/4/25		255,000	313,650
10% 1/1/10	BRL	154,000	83,422
12.25% 3/6/30		495,000	821,700
12.75% 1/15/20		235,000	365,425
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
British Columbia Province 5.7% 6/18/29	CAD	750,000	$ 841,430
Canadian Government:
3.75% 6/1/12	CAD	4,670,000	4,698,659
4% 6/1/17	CAD	4,600,000	4,679,310
Central Bank of Nigeria promissory note 5.092% 1/5/10		$ 108,525	102,848
Chilean Republic 5.5% 1/15/13		125,000	132,163
Colombian Republic:
7.375% 9/18/37		405,000	434,363
11.75% 2/25/20		95,000	140,125
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		165,000	148,913
Dominican Republic:
9.04% 1/23/18 (g)		486,375	513,125
9.5% 9/27/11		242,075	253,574
Ecuador Republic:
10% 8/15/30 (Reg. S)		650,000	630,500
euro par 5% 2/28/25		76,000	51,680
French Republic:
stripped principal 0% 10/25/17		2,550,000	2,724,854
3.15% 7/25/32	EUR	557,215	1,038,482
3.75% 1/12/13	EUR	1,800,000	2,836,649
4.25% 4/25/19	EUR	500,000	791,115
Gabonese Republic 8.2% 12/12/17 (g)		630,000	661,500
German Federal Republic:
3.75% 1/4/15	EUR	3,000,000	4,728,933
3.75% 1/4/17	EUR	750,000	1,169,174
4% 12/11/09	EUR	1,680,000	2,667,828
4% 1/4/37	EUR	1,500,000	2,159,572
4.25% 10/12/12	EUR	620,000	1,003,670
5.25% 1/4/11	EUR	850,000	1,401,172
Ghana Republic 8.5% 10/4/17 (g)		435,000	451,856
Greek Government 4.1% 8/20/12	EUR	1,375,000	2,169,273
Indonesian Republic:
6.625% 2/17/37 (g)		225,000	208,125
6.75% 3/10/14 (Reg. S)		165,000	173,250
6.875% 1/17/18 (g)		75,000	78,750
7.5% 1/15/16 (g)		115,000	124,775
7.75% 1/17/38 (g)		125,000	129,375
8.5% 10/12/35		200,000	225,000
Islamic Republic of Pakistan:
6.75% 2/19/09		570,000	562,875
7.125% 3/31/16 (g)		200,000	174,000
Italian Republic 4.25% 10/15/12	EUR	1,375,000	2,196,622
Japan Government:
0.5% 7/20/20 (i)	JPY	50,000,000	461,403
0.92% 11/20/20 (i)	JPY	200,000,000	1,890,555

		Principal Amount (d)	Value
1.1% 12/20/12	JPY	285,000,000	$ 2,906,037
1.5% 3/20/14	JPY	185,000,000	1,932,121
2.5% 9/20/37	JPY	268,000,000	2,745,249
Real Return Bond 1.1% 12/10/16	JPY	125,250,000	1,254,577
Lebanese Republic:
7.125% 3/5/10		$ 40,000	39,200
7.875% 5/20/11 (Reg. S)		270,000	262,238
8.1563% 11/30/09 (g)(i)		115,000	113,275
8.1563% 11/30/09 (Reg. S) (i)		535,000	526,975
8.625% 6/20/13 (Reg. S)		345,000	340,688
10.125% 8/6/08		500,000	503,750
Peruvian Republic 0% 1/5/09	PEN	300,000	105,956
Philippine Republic:
9.5% 2/2/30		305,000	398,422
9.875% 1/15/19		135,000	173,475
10.625% 3/16/25		305,000	426,238
Republic of Fiji 6.875% 9/13/11		200,000	176,000
Republic of Serbia 3.75% 11/1/24 (f)(g)		215,000	197,263
Russian Federation:
7.5% 3/31/30 (Reg. S)		2,846,650	3,277,206
12.75% 6/24/28 (Reg. S)		440,000	793,650
Turkish Republic:
6.75% 4/3/18		455,000	451,588
6.875% 3/17/36		700,000	628,250
7% 9/26/16		340,000	347,650
7.25% 3/5/38		250,000	235,313
7.375% 2/5/25		415,000	415,000
11.875% 1/15/30		315,000	467,775
14% 1/19/11	TRY	185,000	125,050
UK Treasury GILT:
stripped principal 0% 3/7/18		2,900,000	3,734,557
4.5% 12/7/42	GBP	500,000	1,015,936
5.75% 12/7/09	GBP	500,000	1,022,980
8.75% 8/25/17	GBP	550,000	1,454,862
UK Treasury GILT 9%, 7/12/11	GBP	250,000	573,051
Ukraine Government:
6.385% 6/26/12		180,000	181,800
6.75% 11/14/17 (g)		760,000	749,512
United Mexican States:
6.75% 9/27/34		80,000	89,104
7.5% 4/8/33		195,000	236,204
8.3% 8/15/31		245,000	321,269
Uruguay Republic:
5% 9/14/18	UYU	2,187,636	116,926
8% 11/18/22		238,878	255,599
Venezuelan Republic:
4.8938% 4/20/11 (i)		565,000	477,425
7% 3/31/38		215,000	149,748
8.5% 10/8/14		565,000	524,038
9.25% 9/15/27		1,210,000	1,149,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
9.375% 1/13/34		$ 225,000	$ 208,688
10.75% 9/19/13		940,000	965,850
13.625% 8/15/18		446,000	541,890
Vietnamese Socialist Republic par 4% 3/12/28 (f)		90,000	77,850
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $83,906,677)			85,457,230
Supranational Obligations - 0.0%

Inter-American Development Bank 6.625% 4/17/17 (Cost $92,436)	PEN	300,000	109,033
Common Stocks - 0.1%
		Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(k)		6,092	0
Remy International, Inc. (a)		2,065	55,755
			55,755
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit		10,000	98,500
TOTAL CONSUMER DISCRETIONARY			154,255
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)		29,356	252,462
Northwest Airlines Corp. (a)		7,828	70,374
			322,836
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(k)		27,300	391
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	3,157
TOTAL COMMON STOCKS (Cost $893,795)			480,639
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		300	15,132

		Shares	Value
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%		63	$ 44,100
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		255	318,750
TOTAL NONCONVERTIBLE PREFERRED STOCKS			362,850
TOTAL PREFERRED STOCKS (Cost $357,080)			377,982
Floating Rate Loans - 2.4%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Lear Corp. term loan 6.76% 4/25/12 (i)		$ 128,830	118,524
Automobiles - 0.2%
AM General LLC:
Tranche B, term loan 6.7423% 9/30/13 (i)		179,516	158,423
6% 9/30/12 (i)		6,774	5,978
Ford Motor Co. term loan 5.8% 12/15/13 (i)		645,665	529,446
General Motors Corp. term loan 7.0556% 11/29/13 (i)		59,400	52,569
			746,416
Diversified Consumer Services - 0.0%
Affinion Group Holdings, Inc. term loan 9.2669% 3/1/12 (i)		220,000	171,600
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.9316% 2/16/14 (i)		19,073	15,067
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (i)		3,008	2,301
term loan 5% 6/14/14 (i)		35,488	27,148
Six Flags, Inc. Tranche B, term loan 4.99% 4/30/15 (i)		49,625	40,196
			84,712
Media - 0.2%
Advanstar, Inc. Tranche 2LN, term loan 7.6713% 11/30/14 (i)		30,000	21,000
Discovery Communications, Inc. term loan 4.6963% 5/14/14 (i)		69,475	63,917
Floating Rate Loans - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
PanAmSat Corp. term loan:
9.25% 8/15/14		$ 320,000	$ 288,291
9.25% 6/15/16		280,000	243,933
			617,141
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 4.7581% 4/6/13 (i)		98,734	91,329
Specialty Retail - 0.2%
Claire's Stores, Inc. term loan 5.8287% 5/29/14 (i)		267,975	198,302
Michaels Stores, Inc. term loan 5.3447% 10/31/13 (i)		287,814	238,886
Sally Holdings LLC Tranche B, term loan 5.6% 11/16/13 (i)		49,250	45,433
Toys 'R' US, Inc. term loan 6.26% 12/9/08 (i)		290,000	258,100
			740,721
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 6.9938% 3/5/14 (i)		90,000	87,075
Tranche B 1LN, term loan 4.8908% 9/5/13 (i)		188,277	181,216
			268,291
TOTAL CONSUMER DISCRETIONARY			2,838,734
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 4.9123% 6/5/13 (i)		64,000	61,120
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 4.7% 6/4/14 (i)		160,000	144,400
TOTAL CONSUMER STAPLES			205,520
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.7038% 1/12/14 (i)		35,500	33,548
Helix Energy Solutions Group, Inc. term loan 5.7932% 7/1/13 (i)		40,463	38,643
			72,191
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9788% 12/28/10 (i)		27,568	24,535
Tranche D, term loan 7.98% 12/28/13 (i)		89,458	79,618

		Principal Amount (d)	Value
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (i)		$ 230,000	$ 227,125
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.57% 10/31/12 (i)		29,032	27,581
term loan 6.83% 10/31/12 (i)		51,440	48,868
Venoco, Inc. Tranche 2LN, term loan 7.125% 5/7/14 (i)		30,000	25,500
			433,227
TOTAL ENERGY			505,418
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Realogy Corp.:
Tranche B, term loan 7.505% 10/10/13 (i)		359,706	285,966
Credit-Linked Deposit 7.9663% 10/10/13 (i)		96,844	76,991
			362,957
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
5.9463% 4/26/15 (i)		47,880	46,683
6.5106% 4/26/15 (l)		12,000	11,700
			58,383
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (i)		344,669	317,096
Tranche DD, term loan 7/25/14 (l)		17,633	16,223
Health Management Associates, Inc. Tranche B, term loan 4.4463% 2/28/14 (i)		58,309	50,437
			383,756
TOTAL HEALTH CARE			442,139
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 7.3963% 2/21/13 (i)		9,412	8,094
Tranche 2LN, term loan 11.6463% 2/21/14 (i)		20,000	16,400
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 4.95% 9/29/13 (i)		19,450	18,332
Tranche 2LN, term loan 8.45% 3/28/14 (i)		10,000	9,350
			52,176
Floating Rate Loans - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (i)		$ 28,213	$ 26,732
term loan 4.3294% 3/28/14 (i)		46,926	44,463
ARAMARK Corp.:
term loan 4.5713% 1/26/14 (i)		107,784	100,509
Credit-Linked Deposit 6.71% 1/26/14 (i)		6,848	6,385
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 9.2375% 2/7/15 (i)		40,000	31,600
			209,689
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 4.73% 10/3/12 (i)		9,687	8,888
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (i)		8,889	8,489
Dresser, Inc.:
Tranche 2LN, term loan 8.82% 5/4/15 pay-in-kind (i)		230,000	208,150
Tranche B 1LN, term loan 5.5565% 5/4/14 (i)		39,285	36,731
Navistar International Corp.:
term loan 6.5013% 1/19/12 (i)		124,667	107,837
Credit-Linked Deposit 6.8812% 1/19/12 (i)		45,333	39,213
			400,420
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.4038% 11/30/14 (i)		50,000	33,750
VWR Funding, Inc. term loan 5.2% 6/29/14 (i)		90,000	75,150
			108,900
TOTAL INDUSTRIALS			780,073
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (i)		309,938	281,268
Tranche B-A1, term loan 7.455% 10/1/14 (i)		89,063	80,824
Tranche B-B, term loan 7.455% 10/1/12 (i)		359,000	333,870
			695,962
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 4.8195% 3/20/13 (i)		186,913	178,501

		Principal Amount (d)	Value
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 5.01% 12/1/13 (i)		$ 694,459	$ 586,818
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (i)		226,632	181,306
Tranche 2LN, term loan 8.4463% 6/11/15 (i)		100,000	70,000
Open Solutions, Inc. term loan 5.845% 1/23/14 (i)		19,854	16,280
			267,586
TOTAL INFORMATION TECHNOLOGY			1,728,867
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 4.8694% 4/2/13 (i)		12,308	10,400
term loan 6.4788% 4/2/14 (i)		67,185	62,902
Momentive Performance Materials, Inc. Tranche B1, term loan 4.9375% 12/4/13 (i)		58,618	52,023
			125,325
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 5.095% 4/3/15 (i)		267,300	227,205
Metals & Mining - 0.1%
Aleris International, Inc. term loan 4.6291% 12/19/13 (i)		148,125	122,203
Novelis Corp. term loan 4.7% 7/6/14 (i)		267,975	239,168
			361,371
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.625% 2/22/15 (i)		455,000	429,975
TOTAL MATERIALS			1,143,876
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Intelsat Bermuda Ltd. term loan 5.64% 2/1/14 (i)		100,000	99,625
Paetec Communications, Inc. Tranche B, term loan 5.23% 2/28/13 (i)		19,232	17,981
Wind Telecomunicazioni SpA:
term loan 11.2013% 12/12/11 pay-in-kind (i)		245,060	210,087
Tranche 2, term loan 11.32% 3/21/15 (i)		140,000	138,600
Floating Rate Loans - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Telecomunicazioni SpA: - continued
Tranche B, term loan 5.01% 9/21/13 (i)		$ 60,000	$ 56,400
Tranche C, term loan 5.76% 9/21/14 (i)		60,000	56,400
			579,093
Wireless Telecommunication Services - 0.2%
Intelsat Subsidiary Holding Co. Ltd. term loan:
8.5% 1/15/13		225,000	204,707
8.875% 1/15/15		315,000	276,986
Leap Wireless International, Inc. Tranche B, term loan 5.6963% 6/16/13 (i)		39,300	37,286
MetroPCS Wireless, Inc. Tranche B, term loan 5.3173% 11/3/13 (i)		78,800	72,299
			591,278
TOTAL TELECOMMUNICATION SERVICES			1,170,371
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (i)		244,683	228,778
4.35% 2/1/13 (i)		119,502	111,734
			340,512
TOTAL FLOATING RATE LOANS (Cost $10,584,878)			9,518,467
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Deutsche Bank 1.407% 3/28/13 (i) (Cost $16,351)	JPY	2,029,270	18,321
Fixed-Income Funds - 2.5%
		Shares
Fidelity Floating Rate Central Fund (j) (Cost $11,092,716)		110,596	9,828,667
Preferred Securities - 0.8%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 1,000,000	$ 1,041,050
Net Servicos de Comunicacao SA 9.25% (g)		500,000	521,894
			1,562,944
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%		1,438,000	1,462,938
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (i)	EUR	50,000	61,524
TOTAL PREFERRED SECURITIES (Cost $3,058,576)			3,087,406
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $5,821)		470,000	12,925
Money Market Funds - 11.7%
		Shares
Fidelity Cash Central Fund, 2.69% (b) (Cost $45,596,936)		45,596,936	45,596,936
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $410,776,055)			406,113,150
NET OTHER ASSETS - (4.0)%			(15,466,325)
NET ASSETS - 100%			$ 390,646,825
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	$ 1,600,000	$ 65,855
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,366,599 or 6.0% of net assets.

(h) A portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $391 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 115,372

(l) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $23,633 and $21,896, respectively. The coupon rate will be determined at time of settlement.

(m) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 386,773
Fidelity Floating Rate Central Fund	256,093
Total	$ 642,866
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 18,711,933	$ 499,775	$ 7,959,399	$ 9,828,667	0.4%
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 406,113,150	$ 55,905,851	$ 350,207,299	$ -
Other Financial Instruments*	$ 65,855	$ -	$ 65,855	$ -
*Other financial instruments include swaps.
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $410,403,803. Net unrealized depreciation aggregated $4,290,653, of which $8,062,093 related to appreciated investment securities and $12,352,746 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008